ANNUAL
REPORT

JUNE 30, 1998
INSTITUTIONAL FIDUCIARY TRUST


   Franklin's IFT Money Market Portfolio
   Franklin U.S. Government Securities
   Money Market Portfolio
   Franklin U.S. Treasury Money Market Portfolio
   Franklin U.S. Government Agency
   Money Market Fund



Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do portfolio share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.



Charles B. Johnson
Chairman of the Board
Institutional Fiduciary Trust

CONTENTS

Shareholder Letter ....................................               1
Overview of the Economy................................               3
Funds at a Glance......................................               5
Fund Reports
 Franklin's IFT
Money Market Portfolio.................................               6
 Franklin U.S. Government
Securities Money Market
Portfolio..............................................              10
 Franklin U.S. Treasury
Money Market Portfolio.................................              14
 Franklin U.S. Government
Agency Money Market
Fund...................................................              18
Financial Highlights &
Statement of Investments...............................              22
Financial Statements...................................              30
Notes to
Financial Statements...................................              33


SHAREHOLDER LETTER

Dear Shareholder:

We are pleased to bring you the fourteenth annual report for Franklin's Institutional Fiduciary Trust (the Trust), for the period ended June 30, 1998.

The Trust was developed specifically to meet the needs of institutional investors. Part of the $236.6 billion Franklin Templeton Group, the Trust consists of seven separate and distinct series. This report pertains to the following money market funds: Franklin's IFT Money Market Portfolio, Franklin U.S. Government Securities Money Market Portfolio, Franklin U.S. Treasury Money Market Portfolio, and Franklin U.S. Government Agency Money Market Fund. Each portfolio in the Trust has a unique composition designed to meet specific investor preferences.

During the twelve-month period, much of the strength in the economy was led by the consumer sector, as stock market gains combined with low unemployment boosted consumer confidence to record levels. The Federal Reserve took no actions during the fiscal year, maintaining a neutral posture in light of the opposing forces of a strong domestic economy and the possible weakening effects of the Asian situation.

Within this environment, our managers adhered steadfastly to a disciplined investment strategy, to seek out attractive opportunities through a variety of market conditions. We believe this approach benefits our shareholders in the long run, and we will continue to employ this strategy going forward.

Thank you for your continued support of Franklin's Institutional Fiduciary Trust. We look forward to serving your investment needs in the months and years to come.

Sincerely,




Charles B. Johnson
Chairman of the Board
Franklin's Institutional Fiduciary Trust



OVERVIEW OF THE ECONOMY

Strong U.S. economic growth over the past year continued at a healthy pace, as inflation remained low and short-term interest rates remained relatively stable. Annualized real GDP grew, averaging 3.8% for the three quarters ended March 1998, a figure considerably above the Federal Reserve Board's targeted long-term growth rate of 2.5%. Higher income levels, real estate prices, and stock prices combined with relatively low interest rates to fuel the consumer sector of the economy, which was the primary driver of domestic growth during the period under review.

As a result of the strong economic growth, the U.S. unemployment rate declined to 4.3%, which was the lowest in 28 years. Preliminary estimates for the second quarter indicate that economic growth slowed slightly due to a wider trade deficit and a weakening manufacturing sector resulting from the Asian crisis. Inflation as measured by CPI increased only 1.7% on a year over year basis through May, down from 2.4% during the same period in the previous year. Increased international competition, higher domestic productivity, and lower commodity prices all contributed to the deceleration in the rate of inflation.

While long-term interest rates declined during the period due to the deceleration in inflation, short-term interest rates remained relatively stable. The federal funds target rate remained unchanged at 5.5% over the past year, as low inflation coupled with the crisis in Asia offset strong economic growth. Given the strength of the domestic economy, the Federal Reserve Board was discouraged from making any policy changes.

Looking forward, we believe that relatively low interest rates and high equity and real estate prices will continue to stimulate consumer spending. We expect this to fuel domestic economic growth and ultimately lead to further wage pressures. However, we believe low inflation and the dampening effects of the Asian crisis will most likely offset U.S. economic strength, and prevent the Federal Reserve Board from making any policy changes in the near term. Until the uncertainties surrounding the Asian crisis are removed, we expect short-term interest rates to remain near current levels.



Thomas J. Runkel, CFA
Portfolio Manager

Tom Runkel is a portfolio manager for Franklin's taxable money market funds. He joined Franklin in 1983 and served as an equity and money market securities trader from 1985 to 1989.

Mr. Runkel received a Bachelor of Science degree in political science from the University of California at Davis and a Master of Business Administration degree from Santa Clara University. He is a Chartered Financial Analyst (CFA).

FUNDS AT A GLANCE
June 30, 1998



Portfolios/
Characteristics
                                       Franklin's         Franklin          Franklin         Franklin
                                           IFT         U.S. Government    U.S. Treasury   U.S. Government
                                      Money Market    Securities Money    Money Market     Agency Money
                                        Portfolio     Market Portfolio      Portfolio       Market Fund
                                         (#0140)           (#0142)           (#0143)          (#0146)

   Seven-Day Current Yield1               5.41%             5.39%             4.90%            5.03%
   Average Weighted Maturity             56 days           24 days           47 days          38 days
Principal
Holdings2
                  Agencies                                                                       X
                  BAs
                  CDs                       X
                  CP                        X
                  RPs                       X                 X
                  Treasuries                                  X                 X                X

1. Yield reflects the interest income per share earned by the Funds' investments for the 7-day period ended June 30, 1998 calculated as an annual percentage rate.
2. The mix of each Fund's or underlying portfolio's holdings of approved investments or maturities will fluctuate. U.S. government securities owned or held under repurchase agreements by the Funds or their underlying portfolios, but not shares of the Funds, are guaranteed by the U.S. government, its agencies or instrumentalities, as to the timely payment of principal and interest.
Shares of the Funds are not deposits or obligations of any bank or financial institution. They are not insured or guaranteed by any such institution, the FDIC, the U.S. government or any government agency, and involve investment risks, including possible loss of the principal amount invested.

FRANKLIN'S IFT
MONEY MARKET PORTFOLIO

GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT

The investment objective for Franklin's IFT Money Market Portfolio (the Fund) is high current income, consistent with capital preservation and liquidity. It pursues this objective by investing all of its assets in The Money Market Portfolio (the Portfolio), which has an investment objective identical to the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

o U.S. government and federal agency obligations1

o Certificates of deposit

o Banker's acceptances

o High grade commercial paper

o High grade short-term corporate obligations

o Repurchase agreements collateralized by U.S. government securities1

1. U.S. government securities owned or held under repurchase agreement by the Portfolio, but not shares of Franklin's IFT Money Market Portfolio, are guaranteed by the U.S. government as to the timely payment of principal and interest.

The Portfolio's composition as of June 30, 1998, is shown to the left.

The money market securities in which the Portfolio invests are among the highest quality available. In fact, its emphasis on high credit quality has helped the Portfolio earn the highest possible rating: "AAAm" by Standard and Poor's Corporation an independent rating service.2 As such, the Portfolio does not invest in exotic derivatives or other potentially volatile securities that we think involve undue risk. Instead, we seek to provide shareholders with a high-quality, conservative investment. In addition, the Portfolio maintains an average weighted maturity of 90 days or less, which is relatively short and allows the Portfolio to adjust quickly to changing interest rates.

Through investing in a portfolio of high-quality, short-term securities, the Fund seeks to provide a high level of credit safety combined with a stable net asset value.3 As a result, investors often use Franklin's IFT Money Market Portfolio for assets held in fiduciary, advisory, and custodial capacities. The Fund's competitive yield has also made it an attractive alternative cash management tool for corporations, banks, savings and loan associations, and trust companies.4

2. The AAAm rating reflects Standard & Poor's(R) assessment of the overall credit quality of the underlying Portfolio, based primarily on the Portfolio's stated investment objectives and policies. It considers, for example, the credit quality of the Portfolio's investments and management, but does not reflect the yield or the market price of the Fund's shares nor approval by Standard & Poor's(R). Ratings are subject to change.
3. An investment in Franklin's IFT Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained.
4. Regulated investors should review their applicable investment restrictions to determine whether the Fund is a permissible investment.


PERFORMANCE SUMMARY

The relatively stable short-term interest rate environment was reflected in the Fund's seven-day yield during the reporting period. The Fund's seven-day yield began the period at 5.46% on June 30, 1997, and ended at 5.41% as of June 30, 1998.5

In addition, we increased the Fund's average weighted maturity from 39 days on June 30, 1997, to 56 days on June 30, 1998.

Total returns for the 1-, 3-, 5- and 10-year periods ended June 30, 1998, are shown on the next page. As you can see, the Fund consistently outperformed its benchmark, the Lipper Institutional Money Market Index for each of these periods.6 Of course, past performance is not predictive of future results.

5. Annualized and effective yields are for the 7-day period shown and reflect fluctuations in interest rates on portfolio investments, and Fund expenses. Past performance does not guarantee future results.
Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, has agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.20% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 5.40% and 5.55%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.
6. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value. Source for the Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of June 30, 1998, there were 192 funds in the Institutional Money Market category. This index is unmanaged, and one cannot invest directly in an index.


Performance Figures

Period Ended June 30, 1998
7-Day Current Yield:7         5.41%
7-Day Effective Yield:7       5.55%
Average Weighted Maturity:  56 days

7. Annualized and effective yields are for the 7-day period shown and reflect fluctuations in interest rates on portfolio investments, and Fund expenses. Past performance does not guarantee future results.
Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, has agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.20% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 5.40% and 5.55%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.
8. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value. Source for the Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of June 30, 1998, there were 192 funds in the Institutional Money Market category. This index is unmanaged, and one cannot invest directly in an index.

GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT

FRANKLIN U.S. GOVERNMENT
SECURITIES MONEY MARKET PORTFOLIO

GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT

The Franklin U.S. Government Securities Money Market Portfolio's (the Fund's) investment objective is to earn high current income consistent with capital preservation and liquidity. It pursues this objective by investing all of its assets in shares of the U.S. Government Securities Money Market Portfolio (the Portfolio), which has an investment objective identical to the Fund's. The Portfolio in turn, invests primarily in repurchase agreements collateralized by U.S. government securities, and in marketable securities issued or guaranteed by the U.S. government, its agencies and instrumentalities.1 The Portfolio's composition as of June 30, 1998 is shown to the left.

The Portfolio was created to comply with the investment criteria of many state, county, and city governments. It may be an appropriate investment choice for government investors, corporations, banks, and savings and loan associations because of its history of principal stability and high degree of credit safety.2 In fact, its emphasis on high credit quality has helped the Portfolio earn the highest possible rating: "AAAm" by Standard and Poor's Corporation, an independent rating service.3

Franklin Templeton provides extended times for placing trades in the Franklin U.S. Government Securities Money Market Portfolio. Investors may purchase and redeem shares each business day, up to 4:30 p.m. Eastern time/1:30 p.m. Pacific time. This feature gives our shareholders the opportunity to invest monies received late in the day and earn same-day dividends, rather than allow that money to remain idle overnight or over a weekend. When purchasing shares of the Fund, investors may also request next-day settlement exchanges to any other money market funds in the Trust.4

1. U.S. government securities owned or held under repurchase agreement by the underlying Portfolio, but not shares of the Franklin U.S. Government Securities Money Market Portfolio, are guaranteed by the U.S. government as to the timely payment of principal and interest.
2. Regulated investors should review their applicable investment restrictions to determine whether the Fund is a permissible investment.
3. The AAAm rating reflects Standard & Poor's(R) assessment of the overall credit quality of the underlying Portfolio, based primarily on the Portfolio's stated investment objectives and policies. It considers, for example, the credit quality of the Portfolio's investments and management, but does not reflect the yield or the market price of the Fund's shares nor approval by Standard & Poor's(R). Ratings are subject to change.
4. The exchange program may be modified or discontinued by the Fund. Shareholders using timing services will be charged a $5 fee for each exchange. Certain funds do not permit timing accounts or there may be certain restrictions, as detailed in each fund's prospectus.

PERFORMANCE SUMMARY

As a result of favorable inflationary reports during the reporting period, we expanded the Fund's average weighted maturity from five days on June 30, 1997, to 24 days on June 30, 1998. Therefore, the Fund's 7-day yield, which began the period at 5.29%, rose to 5.39% by June 30, 1998.5

The graph on the next page illustrates how the total returns for the Franklin U.S. Government Securities Money Market Portfolio performed against its benchmark, the Lipper Institutional U.S. Government Money Market Funds Index for the 1-, 3-, and 5-year periods ended June 30, 1998.6 Of course, past performance cannot guarantee future results.

5. Annualized and effective yields are for the 7-day period shown and reflect fluctuations in interest rates on portfolio investments, and Fund expenses. Past performance does not guarantee future results.
Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, has agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.20% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 5.35% and 5.49%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.
6. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value. Source for the Lipper Institutional U.S. Government Money Market Funds Index is Lipper Analytical Services, Inc. As of June 30, 1998, there were 95 funds in the Institutional U.S. Government Money Market Funds category. This index is unmanaged, and one cannot invest directly in an index.

GRAPHIC MATERIAL 4 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Performance Figures

Period Ended June 30, 1998

7-Day Current Yield:7            5.39%
7-Day Effective Yield:7          5.54%
Average Weighted Maturity:    24 days

7. Annualized and effective yields are for the 7-day period shown and reflect fluctuations in interest rates on portfolio investments, and Fund expenses. Past performance does not guarantee future results.
Franklin Advisers, Inc., the Fund's administrator and manager of the underlying portfolio, has agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.20% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 5.35% and 5.49%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.
8. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value. Source for the Lipper Institutional U.S. Government Money Market Funds Index is Lipper Analytical Services, Inc. As of June 30, 1998, there were 95 funds in the Institutional U.S. Government Money Market Funds category. This index is unmanaged, and one cannot invest directly in an index.
An investment in the Franklin U.S. Government Securities Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained.

FRANKLIN U.S. TREASURY
MONEY MARKET PORTFOLIO

GRAPHIC MATERIAL 5 OMITTED - SEE APPENDIX AT END OF DOCUMENT

The Franklin U.S. Treasury Money Market Portfolio seeks to earn a high level of current income, consistent with capital preservation and liquidity, by investing exclusively in U.S. Treasury securities such as bills, notes and bonds.1 The Franklin U.S. Treasury Money Market Portfolio does not invest in repurchase agreements, securities issued by agencies or instrumentalities of the federal government, or any other type of money market instrument. The Fund's composition on June 30, 1998, is shown to the left.

1. U.S. Treasury securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government as to the timely payment of principal and interest.

The Franklin U.S. Treasury Money Market Portfolio provides institutional investors an opportunity to take advantage of high current yields, combined with the high degree of credit safety available from U.S. Treasury securities. Most investment experts consider U.S. Treasuries to be among the safest investments available in the marketplace.1 In fact, its emphasis on high credit quality has helped the Portfolio earn the highest possible ratings: "AAAm-G" by Standard and Poor's Corporation, an independent rating service.2

In addition, the Franklin U.S. Treasury Money Market Portfolio may offer a tax advantage, since income from U.S. Treasuries, and therefore from the Fund, may be free of state and local income taxes for most investors. Investors may therefore earn a higher after-tax return from the portfolio than is available in a fully taxable money market account.3 Of course, all dividends paid out of U.S. government obligation interest are fully taxable for federal income tax purposes. Investors should consult with their own tax advisors for further information on specific state tax rules.

2. The AAAm rating reflects Standard & Poor's(R) assessment of the overall credit quality of the underlying Portfolio, based primarily on the Portfolio's stated investment objectives and policies. It considers, for example, the credit quality of the Portfolio's investments and management, but does not reflect the yield or the market price of the Fund's shares nor approval by Standard & Poor's(R). Ratings are subject to change.
3. Income is subject to federal income tax. Shareholders should consult their tax advisors regarding the applicability of state and local intangible property or income taxes to their shares in the Fund and to distributions received from the Fund.

The Franklin U.S. Treasury Money Market Portfolio should be attractive to institutional investors seeking an economical and convenient means of investing in a professionally managed portfolio of high-quality, short-term government securities that allows them easy access to their money.

PERFORMANCE SUMMARY

During the period, we shortened the Fund's average weighted maturity from 55 days on June 30, 1997, to 47 days on June 30, 1998. The Fund's 7-day yield began the period at 4.87% and rose slightly to 4.90% on June 30, 1998.4

The chart on the next page illustrates how the Franklin U.S. Treasury Money Market Portfolio performed against its benchmark, the Lipper Institutional U.S. Treasury Money Market Funds Index for the 1-, 3-, and 5-year periods ended June 30, 1998.5 Of course, past performance cannot predict future results.

4. Annualized and effective yields are for the 7-day period shown and reflect fluctuations in interest rates on portfolio investments, and Fund expenses. Past performance does not guarantee future results.
Franklin Advisers, Inc., the Fund's manager, has agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.20% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 4.71% and 4.82%, respectively. The Fund's manager may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.
5. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value. Source for the Lipper Institutional U.S. Treasury Money Market Funds Index is Lipper Analytical Services, Inc. As of June 30, 1998, there were 122 funds in the Institutional U.S. Treasury Money Market Funds category. This index is unmanaged, and one cannot invest directly in an index.

GRAPHIC MATERIAL 6 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Performance Figures
Period Ended June 30, 1998

7-Day Current Yield:6              4.90%
7-Day Effective Yield:6            5.02%
Average Weighted Maturity:      47 days

6. Annualized and effective yields are for the 7-day period shown and reflect fluctuations in interest rates on portfolio investments, and Fund expenses. Past performance does not guarantee future results.
Franklin Advisers, Inc., the Fund's manager, has agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.20% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 4.71% and 4.82%, respectively. The Fund's manager may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.
7. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value. Source for the Lipper Institutional U.S. Treasury Money Market Funds Index is Lipper Analytical Services, Inc. As of June 30, 1998, there were 122 funds in the Institutional U.S. Treasury Money Market Funds category. This index is unmanaged, and one cannot invest directly in an index. An investment in the Franklin U.S. Treasury Money Market Portfolio is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained. Regulated investors should review their applicable investment restrictions to determine whether the Fund is a permissible investment.

FRANKLIN U.S. GOVERNMENT AGENCY MONEY MARKET FUND

GRAPHIC MATERIAL 7 OMITTED - SEE APPENDIX AT END OF DOCUMENT

The investment objective of the Franklin U.S. Government Agency Money Market Fund is to seek capital preservation and liquidity, while seeking high current income consistent with capital preservation and liquidity.

The Franklin U.S. Government Agency Money Market Fund invests only in U.S. government securities, consisting of marketable fixed, floating, and variable rate securities issued or guaranteed by the U.S. government, its agencies, or by various instrumentalities which have been established or sponsored by the U.S. government, such as:1

1. Certain U.S. government securities owned by the Fund, but not shares of the Fund, are guaranteed by the U.S. government as to the timely payment of principal and interest.


o Federal Farm Credit System
o Federal Home Loan Banks
o Student Loan Marketing Association
o Tennessee Valley Authority
o Federal Deposit Insurance Corporation
o Federal Intermediate Credit Bank
o Government Securities Administration

In addition, the Franklin U.S. Government Agency Money Market Fund may invest in direct obligations of the U.S. Treasury, including U.S. Treasury bills, notes, and bonds.1 The Fund does not invest in repurchase agreements or any other type of money market instruments. Its composition as of June 30, 1998 is shown on the previous page.

The Fund is designed for investors who want the credit safety of a government securities money market fund, but seek the higher yield potential of agency instruments. In certain states, income paid to shareholders from direct U.S. government obligations may also be exempt from state personal income tax. Of course, all income paid out of U.S. government obligation interest is fully taxable for federal income tax purposes. Investors should consult with their own tax advisors for further information on specific state tax rules.

PERFORMANCE SUMMARY

The Fund's average weighted maturity remained relatively unchanged, falling slightly from 42 days on June 30, 1997, to 38 days on June 30, 1998. The Fund's 7-day yield fell from 5.09% on June 30, 1997, to 5.03% on June 30, 1998.2

The graph on the next page illustrates how the Franklin's U.S. Government Agency Money Market Fund performed versus its benchmark, the Lipper Institutional U.S. Government Money Market Funds Index, for the 1- and 3-year period ending June 30, 1998.3 Of course, past performance cannot guarantee future results.

GRAPHIC MATERIAL 8 OMITTED - SEE APPENDIX AT END OF DOCUMENT

2. Annualized and effective yields are for the 7-day period shown and reflect fluctuations in interest rates on portfolio investments, and Fund expenses. Past performance does not guarantee future results.
Franklin Advisers, Inc., the Fund's manager, has agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.45% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 4.98% and 5.11%, respectively. The Fund's manager may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.
3. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value. Source for the Lipper Institutional U.S. Government Money Market Fund Index is Lipper Analytical Services, Inc. As of June 30, 1998, there were 95 funds in the Institutional U.S. Government Money Market category. This index is unmanaged, and one cannot invest directly in an index.


Performance Figures
Period Ended June 30, 1998

7-Day Current Yield:4                            5.03%
7-Day Effective Yield:4                          5.15%
Average Weighted Maturity:                    38 days

4. Annualized and effective yields are for the 7-day period shown and reflect fluctuations in interest rates on portfolio investments, and Fund expenses. Past performance does not guarantee future results.
Although Franklin Advisers, Inc., the Fund's manager, has agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.45% per annum of average net assets there were no expenses waived for the year ended June 30, 1998. The Fund's manager may discontinue the expense reduction arrangements at any time, upon notice to the Fund's Board of Trustees.
5. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value. Source for the Lipper Institutional U.S. Government Money Market Fund Index is Lipper Analytical Services, Inc. As of June 30, 1998, there were 95 funds in the Institutional U.S. Government Money Market category. This index is unmanaged, and one cannot invest directly in an index.
An investment in the Franklin U.S. Government Agency Money Market Fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained. Regulated investors should review their applicable investment restrictions to determine whether the Fund is a permissible investment.


INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights



Money Market Portfolio

                                                                           Year Ended June 30,
                                                       -----------------------------------------------------
                                                            1998       1997      1996      1995      1994
                                                       -----------------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................       $1.00      $1.00     $1.00     $1.00     $1.00
                                                       -----------------------------------------------------
Income from investment operations -
 net investment income ................................         .054       .053      .055      .053      .033
Less distributions from net investment income .........        (.054)     (.053)    (.055)    (.053)    (.033)
                                                       -----------------------------------------------------
Net asset value, end of year ..........................       $1.00      $1.00     $1.00     $1.00     $1.00
                                                       =====================================================

Total return** ........................................        5.58%      5.42%     5.61%     5.46%     3.35%

Ratios/supplemental data
Net assets, end of year (000's) .......................    $175,881   $185,088  $341,295  $272,147  $218,254
Ratios to average net assets:
 Expenses1 ............................................         .20%       .20%      .19%      .15%      .15%
 Expenses excluding waiver and payments by affiliate1 .         .24%       .24%      .24%      .24%      .25%
 Net investment income ................................        5.44%      5.27%     5.45%     5.40%     3.24%

**Total return is not annualized.
1The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

See notes to financial statements.



INSTITUTIONAL FIDUCIARY TRUST
Statement of Investments, June 30, 1998





Money Market Portfolio                                                               SHARES        VALUE
Mutual Funds 100.0%

The Money Market Portfolio (Note 1) (Cost $175,899,949)......................... 175,899,949 $175,899,949
Other Assets, less Liabilities .................................................                  (18,580)
                                                                                            -------------
Net Assets 100.0% ..............................................................             $175,881,369
                                                                                            =============


See notes to financial statements.



INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights

Franklin U.S. Government Securities Money Market Portfolio

                                                                                 Year Ended June 30,
                                                       -----------------------------------------------------
                                                            1998       1997      1996      1995      1994
                                                       -----------------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................       $1.00      $1.00     $1.00     $1.00     $1.00
                                                       -----------------------------------------------------
Income from investment operations -
 net investment income ................................        .054       .052      .054      .052      .032
Less distributions from net investment income .........       (.054)     (.052)    (.054)    (.052)    (.032)
                                                       -----------------------------------------------------
Net asset value, end of year ..........................       $1.00      $1.00     $1.00     $1.00     $1.00
                                                       =====================================================

Total return** ........................................        5.51%      5.29%     5.50%     5.32%     3.25%

Ratios/supplemental data
Net assets, end of year (000's) .......................    $131,151   $136,705  $152,173  $334,830  $218,547
Ratios to average net assets:
 Expenses1 ............................................         .20%       .20%      .19%      .15%      .15%
 Expenses excluding waiver and payments by affiliate1 .         .26%       .26%      .26%      .23%      .25%
 Net investment income ................................        5.34%      5.14%     5.44%     5.26%     3.20%

**Total return is not annualized.
1The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

See notes to financial statements.



INSTITUTIONAL FIDUCIARY TRUST
Statement of Investments, June 30, 1998



Franklin U.S. Government Securities Money Market Portfolio                         SHARES       VALUE
Mutual Funds 100.0%

The U.S. Government Securities Money Market Portfolio
 (Note 1) (Cost $131,160,450) .................................................. 131,160,450 $131,160,450
 Other Assets, less Liabilities ................................................                   (9,527)
                                                                                           --------------
 Net Assets 100.0% .............................................................             $131,150,923
                                                                                           ==============

                                            See notes to financial statements.



INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights

Franklin U.S. Treasury Money Market Portfolio

                                                                           Year Ended June 30,
                                                       -----------------------------------------------------
                                                            1998       1997      1996      1995      1994
                                                       -----------------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................       $1.00      $1.00     $1.00     $1.00     $1.00
                                                       -----------------------------------------------------
Income from investment operations -
 net investment income ................................         .050       .050      .052      .051      .032
Less distributions from net investment income .........        (.050)     (.050)    (.052)    (.051)    (.032)
                                                       ------------------------------------------------------
Net asset value, end of year ..........................       $1.00      $1.00     $1.00     $1.00     $1.00
                                                       =====================================================

Total return** ........................................        5.13%      5.09%     5.29%     5.17%     3.23%

Ratios/supplemental data
Net assets, end of year (000's) .......................     $66,745    $68,815  $123,157  $200,935  $195,135
Ratios to average net assets:
 Expenses .............................................         .20%       .20%      .19%      .10%      .05%
 Expenses excluding waiver and payments by affiliate ..         .35%       .33%      .30%      .30%      .30%
 Net investment income ................................        5.00%      4.97%     5.20%     5.05%     3.17%


**Total return is not annualized.

See notes to financial statements.



INSTITUTIONAL FIDUCIARY TRUST
Statement of Investments, June 30, 1998

                                                                                         PRINCIPAL
 Franklin U.S. Treasury Money Market Portfolio                                            AMOUNT          VALUE
   Short Term Investments 99.1%
a  U.S. Treasury Bills, 4.895% - 4.94%, 7/02/98 ..................................    $ 2,740,000      $ 2,739,626
a  U.S. Treasury Bills, 4.72% - 4.915%, 7/09/98 ..................................      3,610,000        3,606,131
a  U.S. Treasury Bills, 4.92% - 4.95%, 7/23/98 ...................................      6,395,000        6,375,758
a  U.S. Treasury Bills, 4.935% - 4.94%, 7/30/98 ..................................      2,130,000        2,121,524
a  U.S. Treasury Bills, 4.80% - 4.95%, 8/6/98.....................................      2,440,000        2,428,273
a  U.S. Treasury Bills, 4.84% - 5.06%, 8/13/98 ...................................      4,175,000        4,150,818
a  U.S. Treasury Bills, 4.90% - 5.01%, 8/20/98 ...................................      5,610,000        5,571,107
a  U.S. Treasury Bills, 4.915%, 8/27/98 ..........................................      2,510,000        2,490,467
a  U.S. Treasury Bills, 4.96%, 9/03/98 ...........................................         70,000           69,383
a  U.S. Treasury Bills, 4.875% - 4.97%, 9/10/98 ..................................      3,500,000        3,465,956
a  U.S. Treasury Bills, 4.88% - 4.94%, 9/17/98 ...................................        500,000          494,687
 U.S. Treasury Notes, 8.25%, 7/15/98 .............................................      7,000,000        7,008,225
 U.S. Treasury Notes, 5.25%, 7/31/98 .............................................      5,000,000        4,999,779
 U.S. Treasury Notes, 6.25%, 7/31/98 .............................................      4,000,000        4,003,592
 U.S. Treasury Notes, 4.75%, 8/31/98 .............................................      5,000,000        4,994,160
 U.S. Treasury Notes, 6.00%, 9/30/98 .............................................     10,600,000       10,618,551
 U.S. Treasury Notes, 5.125%, 12/31/98 ...........................................      1,000,000          998,242
                                                                                                  ----------------
 Total Investments (Cost $66,136,279) 99.1% ......................................                      66,136,279
 Other Assets, less Liabilities .9% ..............................................                         608,222
                                                                                                  ----------------
 Net Assets 100.0% ...............................................................                     $66,744,501
                                                                                                  ================

aSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Fund.

See notes to financial statements.



INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights



Franklin U.S. Government Agency Money Market Fund

                                                                           Year Ended June 30,
                                                       ---------------------------------------------------
                                                            1998       1997      1996      1995    1994*
                                                       ---------------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ....................       $1.00      $1.00     $1.00     $1.00   $1.00
                                                       ---------------------------------------------------
Income from investment operations -
 net investment income ................................         .051       .049      .051      .051    .013
Less distributions from net investment income .........        (.051)     (.049)    (.051)    (.051)  (.013)
                                                       ---------------------------------------------------
Net asset value, end of year ..........................       $1.00      $1.00     $1.00     $1.00   $1.00
                                                       ===================================================

Total return** ........................................        5.17%      5.06%     5.23%     5.22%   1.31%

Ratios/supplemental data
Net assets, end of year (000's) .......................     $16,153   $134,362   $71,694   $34,285  $5,065
Ratios to average net assets:
 Expenses .............................................         .45%       .45%      .44%      .30%    .40%***
 Expenses excluding waiver and payments by affiliate ..         .49%       .48%      .47%      .47%   1.43%***
 Net investment income ................................        5.07%      4.95%     5.04%     5.39%   3.32%***

*For the period February 8, 1994 (effective date) to June 30, 1994. **Total return is not annualized.
***Annualized.

                                            See notes to financial statements.



INSTITUTIONAL FIDUCIARY TRUST
Statement of Investments, June 30, 1998

                                                                                        PRINCIPAL
 Franklin U.S. Government Agency Money Market Fund                                       AMOUNT            VALUE
aU.S. Government Agencies 89.95%
 Federal Farm Credit Discount Notes, 5.39%, 7/09/98 ..............................     $1,000,000        $ 998,803
 Federal Farm Credit Discount Notes, 5.39%, 8/03/98 ..............................      1,000,000          995,059
 Federal Farm Credit Discount Notes, 5.39%, 8/07/98 ..............................      1,000,000          994,460
 Federal Home Loan Bank Discount Notes, 5.40%, 7/01/98 ...........................      1,000,000        1,000,000
 Federal Home Loan Bank Discount Notes, 5.39%, 7/15/98 ...........................      2,000,000        1,995,807
 Federal Home Loan Bank Discount Notes, 5.36%, 7/17/98 ...........................      1,000,000          997,618
 Federal Home Loan Bank Discount Notes, 5.36%, 7/22/98 ...........................        800,000          797,499
 Federal Home Loan Bank Discount Notes, 5.37%, 7/24/98 ...........................      2,800,000        2,790,393
 Federal Home Loan Bank Discount Notes, 5.39%, 8/19/98 ...........................      1,000,000          992,663
 Federal Home Loan Bank Discount Notes, 5.375%, 8/28/98 ..........................      1,000,000          991,340
 Federal Home Loan Bank Discount Notes, 5.38%, 9/02/98 ...........................      1,000,000          990,585
 Federal Home Loan Bank Discount Notes, 5.38%, 10/07/98 ..........................      1,000,000          985,355
                                                                                                    --------------
 Total U.S. Government Agencies (Cost $14,529,582) ...............................                      14,529,582
                                                                                                    --------------
a  U.S. Government Securities 10.5%
 U.S. Treasury Bills, 4.90% - 4.98%, 7/30/98 - 10/01/98 (Cost $1,696,844).........      1,715,000        1,696,844
                                                                                                    --------------
 Total Investments (Cost $16,226,426) 100.5%......................................                      16,226,426
 Other Assets, less Liabilities (.5)%.............................................                        (73,775)
                                                                                                    --------------
 Net Assets 100.0% ...............................................................                     $16,152,651
                                                                                                    ==============

aSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the Fund.

See notes to financial statements.



INSTITUTIONAL FIDUCIARY TRUST
Financial Statements


Statements of Assets and Liabilities
June 30, 1998


                                                                  Franklin U.S.                  Franklin U.S.
                                                                   Government    Franklin U.S.   Government
                                                   Money Market Securities Money Treasury Money  Agency Money
                                                     Portfolio  Market Portfolio Market Portfolio Market Fund
                                                  --------------------------------------------------------
Assets:
 Investments in securities, at value and cost .... $175,899,949   $131,160,450   $66,136,279   $16,226,426
 Cash ............................................           --             --        39,605        30,489
 Receivables:
  Investment securities sold .....................      268,649        259,167            --            --
  Interest .......................................           --             --       719,583            --
  Affiliates .....................................           --          4,881         3,268            --
                                                  --------------------------------------------------------
      Total assets ...............................  176,168,598    131,424,498    66,898,735    16,256,915
                                                  --------------------------------------------------------
Liabilities:
 Payables:
  Capital shares redeemed ........................       31,201             --            --            --
  Affiliates .....................................        4,391             --            --        88,966
 Distributions to shareholders ...................      240,517        259,167       142,500            --
 Other liabilities ...............................       11,120         14,408        11,734        15,298
                                                  --------------------------------------------------------
      Total liabilities ..........................      287,229        273,575       154,234       104,264
                                                  --------------------------------------------------------
Net assets, at value ............................. $175,881,369   $131,150,923   $66,744,501   $16,152,651
                                                  ========================================================
Shares outstanding ...............................  175,881,369    131,150,923    66,744,501    16,152,651
                                                  ========================================================
Net asset value per share ........................        $1.00          $1.00         $1.00         $1.00
                                                  ========================================================


See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (continued)

Statements of Operations
for the year ended June 30, 1998
                                                                  Franklin U.S.                  Franklin U.S.
                                                                   Government    Franklin U.S.   Government
                                                 Money Market  Securities Money Treasury Money   Agency Money
                                                   Portfolio   Market Portfolio Market Portfolio Market Fund
                                                  -------------------------------------------------------
Investment income:
 Dividends .......................................  $11,528,299     $7,178,302           $--          $--
 Interest ........................................           --             --     3,024,202    6,911,395
                                                  -------------------------------------------------------
      Total investment income ....................   11,528,299      7,178,302     3,024,202    6,911,395
                                                  -------------------------------------------------------
Expenses:
 Management fees (Note 3) ........................           --             --       145,231      187,785
 Administrative fees (Note 3) ....................      104,796         66,469            --           --
 Distribution fees (Note 3) ......................           --             --            --      381,785
 Transfer agent fees (Note 3) ....................       15,011         21,366        16,004        1,166
 Custodian fees ..................................        1,549          8,917         1,392        2,269
 Reports to shareholders .........................        7,947          7,469         3,923        4,423
 Registration and filing fees ....................       25,624         13,643        13,673       20,677
 Professional fees ...............................        4,435          5,014        13,820       10,851
 Trustees' fees and expenses .....................        8,133          5,865         2,625        5,043
 Rating service fees .............................           --          7,135         6,000           --
 Other ...........................................        3,195          2,028         2,575        4,694
                                                  -------------------------------------------------------
      Total expenses .............................      170,690        137,906       205,243      618,693
      Expenses waived/paid
              by affiliate (Note 3) ..............      (65,623)       (71,350)      (89,013)     (55,128)
                                                  --------------------------------------------------------
       Net expenses ..............................      105,067         66,556       116,230      563,565
                                                  -------------------------------------------------------
        Net investment income ....................   11,423,232      7,111,746     2,907,972    6,347,830
                                                  -------------------------------------------------------
Net realized gain (loss) from investments ........           --             --         4,753       (6,981)
                                                  --------------------------------------------------------
Net increase in net assets resulting
 from operations .................................  $11,423,232     $7,111,746    $2,912,725   $6,340,849
                                                  =======================================================

                                            See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (continued)



Statements of Changes in Net Assets
for the years ended June 30, 1998 and 1997

                                                                                 Franklin U.S. Government
                                                Money Market Portfolio       Securities Money Market Portfolio
                                                 1998           1997               1998           1997
Increase (decrease) in net assets:
 Operations:
  Net investment income ...................  $ 11,423,232   $ 15,886,152        $ 7,111,746   $ 7,237,031
 Distributions to shareholders from net
 investment income ........................   (11,423,232)   (15,886,152)        (7,111,746)   (7,237,031)
 Capital share transactions (Note 2) ......    (9,206,790)  (156,206,396)        (5,553,740)  (15,468,445)
                                           ---------------------------------------------------------------
      Net decrease in net assets ..........    (9,206,790)  (156,206,396)        (5,553,740)  (15,468,445)
Net assets (there is no undistributed net
 investment income at
     beginning or end of year):
  Beginning of year .......................   185,088,159    341,294,555        136,704,663   152,173,108
                                           --------------------------------------------------------------
  End of year .............................  $175,881,369   $185,088,159       $131,150,923  $136,704,663
                                           ==============================================================



                                                Franklin U.S. Treasury        Franklin U.S. Government Agency
                                                Money Market Portfolio               Money Market Fund
                                                  1998          1997                1998             1997
Increase (decrease) in net assets:
 Operations:

  Net investment income ...................   $ 2,907,972    $ 3,294,750        $ 6,347,830   $ 5,338,637
  Net realized gain (loss)
       from investments ...................         4,753          1,688             (6,981)         (890)
                                           ---------------------------------------------------------------
      Net increase in net assets resulting
 from operations ..........................     2,912,725      3,296,438          6,340,849     5,337,747
 Distributions to shareholders from net
 investment income ........................    (2,912,725)+   (3,296,438)+       (6,340,849)++ (5,337,747)++
 Capital share transactions (Note 2) ......    (2,070,600)   (54,342,256)      (118,209,061)   62,667,765
                                           --------------------------------------------------------------
      Net increase (decrease)
              in net assets ...............    (2,070,600)   (54,342,256)      (118,209,061)   62,667,765
Net assets (there is no undistributed net
 investment income at beginning
         or end of year):
  Beginning of year .......................    68,815,101    123,157,357        134,361,712    71,693,947
                                           --------------------------------------------------------------
  End of year .............................   $66,744,501   $ 68,815,101       $ 16,152,651  $134,361,712
                                           ==============================================================

+Distributions were increased by net realized gains from security transactions of $4,753 for the year ended June 30, 1998 and $1,688 for the year ended June 30, 1997.
++Distributions were decreased by net realized losses from security transactions of $6,981 for the year ended June 30, 1998 and $890 for the year ended June 30, 1997.

See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of seven separate series (the Funds). All Funds included in this report are diversified. The investment objective of the Funds included in this report is to seek current income.

The Institutional Fiduciary Trust Money Market Portfolio (Money Market Fund) and the Franklin U.S. Government Securities Money Market Portfolio (U.S. Government
Fund) invest substantially all of their assets in the Money Market Portfolio and the U.S. Government Securities Money Market Portfolio (the Portfolios), respectively. The Portfolios are registered under the Investment Company Act of 1940 as diversified, open-end investment companies having the same investment objectives as the Funds. The financial statements of the Portfolios, including the Statements of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

The following summarizes the Funds' significant accounting policies.

a. Security Valuation:

Securities held by the Franklin U.S. Treasury Money Market Portfolio and the Franklin U.S. Government Agency Money Market Fund are valued at amortized cost which approximates value.

The Money Market Fund and the U.S. Government Fund hold Portfolio shares that are valued at their proportionate interest in the net asset values of the Portfolios, respectively. At June 30, 1998, the Money Market Fund owns 8.61% of the Money Market Portfolio and the U.S. Government Fund owns 49.83% of the U.S. Government Securities Money Market Portfolio.

b. Income Taxes:

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

c. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividend income is recorded on the ex-dividend date. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Funds.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

d. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

At June 30, 1998, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:



                                                                    Franklin      Franklin       Franklin
                                                                U.S. Government U.S. Treasury U.S. Government
                                                Money Market   Securities Money Money Market   Agency Money
                                                  Portfolio    Market Portfolio  Portfolio     Market Fund
Year ended June 30, 1998
 Shares sold .................................. $1,903,990,386 $1,083,873,539  $182,325,365  $332,809,628
 Shares issued in reinvestment of distributions      7,424,227      3,876,501     1,440,935     4,538,376
 Shares redeemed .............................. (1,920,621,403)(1,093,303,780) (185,836,900) (455,557,065)
                                               -----------------------------------------------------------
      Net decrease ............................   $ (9,206,790)  $ (5,553,740)$  (2,070,600)$(118,209,061)
                                               ===========================================================
Year ended June 30, 1997
 Shares sold .................................. $3,719,946,335 $1,332,259,122  $332,213,814  $296,873,544
 Shares issued in reinvestment of distributions      9,370,014      3,715,845     1,563,133     4,185,797
 Shares redeemed .............................. (3,885,522,745)(1,351,443,412) (388,119,203) (238,391,576)
                                               -----------------------------------------------------------
      Net increase (decrease) ................. $ (156,206,396) $ (15,468,445)$ (54,342,256) $ 62,667,765
                                               ===========================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Funds' investment manager, principal underwriter, and transfer agent, respectively, and of the Portfolios.

The Franklin U.S. Treasury Money Market Portfolio and the Franklin U.S. Government Agency Money Market Fund pay investment management fees to Advisers of .25% and .15%, respectively, per year of the average daily net assets of each Fund.

The Money Market Fund and the U.S. Government Fund pay an administrative fee to Advisers of .05% per year of the Funds' average daily net assets.

Advisers agreed in advance to waive management and administrative fees and assume payment of other expenses, as noted in the Statements of Operations.

The Franklin U.S. Government Agency Money Market Fund reimburses Distributors up to .30% per year of its average daily net assets for costs incurred in marketing the Fund's shares.

The Funds paid transfer agent fees of $53,547, of which $8,067 was paid to Investor Services.

4. INCOME TAXES

At June 30, 1998, the Franklin U.S. Government Agency Money Market Fund had tax basis capital losses of $4,060 which may be carried over to offset future capital gains.

      Capital loss carryovers expiring in:
       2004 .................................  $2,545
       2005 .................................     890
       2006 .................................     625
                                             --------
                                               $4,060
                                             ========

At June 30, 1998, the Franklin U.S. Government Agency Money Market Fund has deferred capital losses occurring subsequent to October 31, 1997 of $6,356. For tax purposes, such losses will be reflected in the year ending June 30, 1999.

INSTITUTIONAL FIDUCIARY TRUST
Independent Auditor's Report


To the Shareholders and Board of Trustees of Institutional Fiduciary Trust:

We have audited the accompanying statements of assets and liabilities of each of the four funds comprising the Institutional Fiduciary Trust (the Funds), including each Fund's statement of investments, as of June 30, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the four funds comprising the Institutional Fiduciary Trust as of June 30, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

PricewaterhouseCoopers LLP

San Francisco, California

July 30, 1998



THE MONEY MARKET PORTFOLIOS
Financial Highlights


The Money Market Portfolio
                                                                           Year Ended June 30,
                                                              ----------------------------------------------
                                                              1998       1997        1996     1995      1994
                                                              ----------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............           $1.00       $1.00      $1.00     $1.00     $1.00
                                                             ------------------------------------------------
Income from investment operations - net investment income      .055        .053       .055      .053      .033
Less distributions from net investment income ....            (.055)      (.053)     (.055)    (.053)    (.033)
                                                             -------------------------------------------------
Net asset value, end of year .....................           $1.00       $1.00      $1.00     $1.00     $1.00
                                                             ================================================

Total return** ...................................            5.64%       5.47%      5.66%     5.46%     3.33%

Ratios/supplemental data
Net assets, end of year (000's) ..................      $2,043,629  $1,773,546  $1,550,085 $1,305,574  $219,189
Ratios to average net assets:
 Expenses ........................................             .15%        .15%       .15%      .15%      .15%
 Expenses excluding waiver and payments by affiliate           .16%        .16%       .16%      .16%      .17%
 Net investment income ...........................            5.50%       5.34%      5.50%     5.42%     3.25%

**Total return is not annualized.

                                            See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Statement of Investments, June 30, 1998



                                                                                       PRINCIPAL
    The Money Market Portfolio                                                          AMOUNT             VALUE
     Certificates of Deposit 26.9%
    Australia & New Zealand Banking Group, New York Branch,

    5.56% - 5.59%, 8/27/98 - 9/23/98 ..........................................       $50,000,000      $ 50,000,000
    Bank of Montreal, Chicago Branch, 5.605%, 9/24/98 .........................        25,000,000        25,000,861
    Bank of Nova Scotia, Portland Branch, 5.56%, 8/31/98 ......................        25,000,000        25,000,000
    Bayerische Vereinsbank, New York Branch, 5.85%, 12/18/98 ..................        25,000,000        25,009,492
    Commerzbank AG, New York Branch, 5.54%, 8/25/98 ...........................        25,000,000        25,000,743
    Credit Agricole, New York Branch, 5.52%, 8/10/98 ..........................        25,000,000        25,000,000
    Credit Communal de Belgique, New York Branch, 5.59%, 7/29/98 - 7/30/98 ....        50,000,000        50,000,391
    Deutsche Bank AG, New York Branch, 5.59% - 5.60%, 7/08/98 - 7/31/98 .......        50,000,000        50,000,205
    National Westminster Bank, Plc., New York Branch,
    5.69% - 5.745%, 7/06/98 - 4/06/99 .........................................        50,000,000        49,989,281
    Royal Bank of Canada, New York Branch, 5.68%, 3/29/99 .....................        25,000,000        24,985,850
    Societe Generale, New York Branch, 5.56% - 5.58%, 8/07/98 - 10/08/98 ......        75,000,000        75,000,000
    Svenska Handelsbanken, New York Branch, 5.58%, 9/22/98 ....................        25,000,000        25,000,000
    Swiss Bank Corp., New York Branch, 5.81%, 4/29/99 .........................        25,000,000        24,992,081
    Toronto Dominion Bank, New York Branch, 5.60%, 12/03/98 ...................        25,000,000        25,000,000
    Westdeutsche Landesbank, New York Branch, 5.60%, 7/09/98 - 7/10/98 ........        50,000,000        50,000,000
                                                                                                    ---------------
    Total Certificates of Deposit (Cost $549,978,904)..........................                         549,978,904
                                                                                                    ---------------
  a Commercial Paper 57.5%
    Abbey National North America, 5.42% - 5.445%, 8/24/98 - 10/22/98 ..........        50,000,000        49,369,469
    American Express Credit Corp., 5.50%, 7/13/98 - 8/17/98 ...................        80,000,000        79,556,944
    Associates Corp. of North America, 5.50%, 7/21/98 - 8/18/98 ...............        75,000,000        74,660,070
    Bank of Montreal, 5.50%, 7/23/98 ..........................................        25,000,000        24,915,972
    Chevron U.K. Investment, Plc., 5.51%, 8/11/98 .............................        10,000,000         9,937,247
    CIESCO, L.P., 5.50% - 5.52%, 8/19/98 - 9/08/98 ............................        75,000,000        74,311,542
    Commonwealth Bank of Australia, 5.42% - 5.455%, 10/19/98 - 11/25/98 .......        50,000,000        49,029,108
    Cregem North America, Inc., 5.50%, 7/28/98 ................................        25,000,000        24,896,875
    Deutsche Bank Financial, Inc., 5.50%, 8/14/98 .............................        25,000,000        24,831,944
    General Electric Capital Corp., 5.50%, 7/24/98 - 8/26/98 ..................        75,000,000        74,564,583
    Generale Bank, Inc., 5.43% - 5.45%, 9/04/98 - 10/21/98 ....................        75,000,000        73,926,820
    Goldman Sachs Group, L.P., 5.50%, 9/03/98 .................................        25,000,000        24,755,556
    J.P. Morgan & Co., Inc., 5.48% - 5.50%, 9/02/98 - 12/04/98 ................        50,000,000        49,165,708
    Merrill Lynch & Co., Inc., 5.50% - 5.51%, 7/01/98 - 8/06/98 ...............        50,000,000        49,862,500
    Morgan Stanley Dean Witter & Co., 5.49% - 5.52%, 7/17/98 - 8/28/98 ........        80,000,000        79,630,214
    Motorola, Inc., 5.49%, 9/16/98 ............................................        25,000,000        24,706,438
    National Australian Funding (DE), Inc., 5.45% - 5.505%, 8/12/98 - 12/01/98         75,000,000        73,969,979
    National Rural Utilities Cooperative Finance Corp., 5.50%, 8/21/98 - 9/25/98       65,000,000        64,297,986
    Royal Bank of Canada, 5.38%, 8/03/98 ......................................        25,000,000        24,876,708
    Salomon Smith Barney Holdings, Inc., 5.50% - 5.52%, 7/14/98 - 8/04/98 .....        75,000,000        74,766,639
    Svenska Handelsbanken, Inc., 5.51% - 5.52%, 7/27/98 - 9/10/98 .............        50,000,000        49,628,659
    Toronto Dominion Holdings USA, Inc., 5.50%, 7/02/98 .......................        25,000,000        24,996,181
    Toyota Motor Credit Corp., 5.50%, 9/21/98 .................................        25,000,000        24,686,806
    U.S. Central Credit Union, 5.50%, 7/16/98 .................................        25,000,000        24,942,708
    Westpac Capital Corp., 5.495%, 7/07/98 ....................................        25,000,000        24,977,104
                                                                                                    ---------------
    Total Commercial Paper (Cost $1,175,263,760) ..............................                       1,175,263,760
                                                                                                    ---------------
    Total Investments before Repurchase Agreements (Cost $1,725,242,664).......                       1,725,242,664
                                                                                                    ---------------




                                                                                       PRINCIPAL
  The Money Market Portfolio                                                            AMOUNT              VALUE
  a,dRepurchase Agreements 15.2%
    Barclays Capital, Inc., 5.125%, 7/01/98 (Maturity Value $50,007,118)
     Collaterallized by U.S. Treasury Notes ...................................       $50,000,000      $ 50,000,000
    CIBC Oppenheimer Corp., 5.25%, 7/01/98 (Maturity Value $50,007,292)
     Collaterallized by U.S. Treasury Notes ...................................        50,000,000        50,000,000
    J.P. Morgan Securities, Inc., 5.55%, 7/01/98 (Maturity Value $80,052,340)
     Collaterallized by U.S. Treasury Notes ...................................        80,040,000        80,040,000
    Morgan Stanley & Co., Inc., 5.65%, 7/01/98 (Maturity Value $80,057,563)
     Collaterallized by U.S. Treasury Notes ...................................        80,045,000        80,045,000
    SBC Warburg Dillon Read, Inc., 5.25%, 7/01/98 (Maturity Value $50,007,292)
     Collaterallized by U.S. Treasury Notes ...................................        50,000,000        50,000,000
                                                                                                    ---------------
    Total Repurchase Agreements (Cost $310,085,000) ...........................                         310,085,000
                                                                                                    ---------------
    Total Investments (Cost $2,035,327,664) 99.6% .............................                       2,035,327,664
    Other Assets, less Liabilities .4% ........................................                           8,301,639
                                                                                                    ---------------
    Net Assets 100.0% .........................................................                      $2,043,629,303
                                                                                                    ===============

aSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the portfolio.

See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Financial Highlights



The U.S. Government Securities Money Market Portfolio




                                                                       Year Ended June 30,
                                                  --------------------------------------------------------
                                                             1998      1997       1996     1995      1994
                                                  --------------------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............          $1.00      $1.00      $1.00    $1.00     $1.00
                                                  --------------------------------------------------------
Income from investment operations - net
 investment income ...............................            .054       .052       .054     .052      .032
Less distributions from net investment income ....           (.054)     (.052)     (.054)   (.052)    (.032)
                                                  --------------------------------------------------------
Net asset value, end of year .....................          $1.00      $1.00      $1.00    $1.00     $1.00
                                                  --------------------------------------------------------

Total return** ...................................           5.53%      5.34%      5.55%    5.32%     3.25%

Ratios/supplemental data
Net assets, end of year (000's) ..................       $263,226   $285,629   $285,701 $474,654  $218,548
Ratios to average net assets:
 Expenses ........................................            .15%       .15%       .15%     .15%      .15%
 Expenses excluding waiver and payments by affiliate          .16%       .16%       .17%     .16%      .17%
 Net investment income ...........................           5.40%      5.20%      5.45%    5.25%     3.20%

**Total return is not annualized.

                                            See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Statement of Investments, June 30, 1998



                                                                                       PRINCIPAL
 The U.S. Government Securities Money Market Portfolio                                  AMOUNT             VALUE
     Government Securities 19.0%
     U.S. Treasury Notes, 5.25%, 7/31/98 .......................................      $10,000,000       $ 9,997,058
     U.S. Treasury Notes, 4.75%, 9/30/98 .......................................       20,000,000        19,955,490
     U.S. Treasury Notes, 5.125%, 11/30/98 .....................................       10,000,000         9,989,313
     U.S. Treasury Notes, 5.125%, 12/31/98 .....................................        5,000,000         4,991,209
     U.S. Treasury Notes, 7.00%, 4/15/99 .......................................        5,000,000         5,053,922
                                                                                                    ---------------
     Total Government Securities (Cost $49,986,992).............................                         49,986,992
                                                                                                    ---------------
     Repurchase Agreements 80.9%
     BancAmerica Robertson Stephens, 5.65%, 7/01/98 (Maturity Value $11,001,726)
      Collateralized by U.S. Treasury Bills.....................................       11,000,000        11,000,000
     Bear, Stearns & Co., Inc., 5.75%, 7/01/98 (Maturity Value $11,001,757)
      Collateralized by U.S. Treasury Notes.....................................       11,000,000        11,000,000
     Chase Securities, Inc., 5.60%, 7/01/98 (Maturity Value $11,001,711)
      Collateralized by U.S. Treasury Notes.....................................       11,000,000        11,000,000
     CIBC Oppenheimer Corp., 5.75%, 7/01/98 (Maturity Value $11,001,757)
      Collateralized by U.S. Treasury Notes.....................................       11,000,000        11,000,000
     Donaldson, Lufkin & Jenrette Securities Corp., 5.75%, 7/01/98
      (Maturity Value $11,001,757)
      Collateralized by U.S. Treasury Notes.....................................       11,000,000        11,000,000
     Dresdner Kleinwort Benson, North America, L.L.C., 5.70%,
      7/01/98 (Maturity Value $11,001,742)
      Collateralized by U.S. Treasury Notes.....................................       11,000,000        11,000,000
     J.P. Morgan Securities, Inc., 5.55%, 7/01/98 (Maturity Value $40,006,167)
      Collateralized by U.S. Treasury Bills, U.S. Treasury Notes................       40,000,000        40,000,000
     J.P. Morgan Securities, Inc., 5.45%, 7/01/98 (Maturity Value $16,977,570)
      Collateralized by U.S. Treasury Bills, U.S. Treasury Notes................       16,975,000        16,975,000
     Merrill Lynch Government Securities, Inc., 5.60%, 7/01/98
      (Maturity Value $11,001,711)
      Collateralized by U.S. Treasury Notes.....................................       11,000,000        11,000,000
     Morgan Stanley & Co. Inc., 5.65%, 7/01/98 (Maturity Value $56,983,942)
      Collateralized by U.S. Treasury Bills, U.S. Treasury Notes................       56,975,000        56,975,000
     Paribas Corp., 6.00%, 7/01/98 (Maturity Value $11,001,833)
      Collateralized by U.S. Treasury Bills, U.S. Treasury Notes................       11,000,000        11,000,000
     SBC Warburg Dillon Read, Inc., 5.90%, 7/01/98 (Maturity Value $11,001,803)
      Collateralized by U.S. Treasury Notes.....................................       11,000,000        11,000,000
                                                                                                    ---------------
     Total Repurchase Agreements (Cost $212,950,000) ...........................                        212,950,000
                                                                                                    ---------------
     Total Investments (Cost $262,936,992) 99.9%................................                        262,936,992
     Other Assets, less Liabilities .1%.........................................                            289,386
                                                                                                    ---------------
     Net Assets 100.0%..........................................................                       $263,226,378
                                                                                                    ===============




                                            See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Financial Statements

Statements of Assets and Liabilities
June 30, 1998


                                                                                                 The U.S.
                                                                                                Government
                                                                                                Securities
                                                                                  The Money    Money Market
                                                                              Market Portfolio   Portfolio
                                                                       ------------------------------------
Assets:
 Investments in securities, at value and cost..........................       $1,725,242,664  $ 49,986,992
 Repurchase agreements, at value and cost..............................          310,085,000   212,950,000
 Cash..................................................................                4,644         2,198
 Interest Receivable...................................................            8,854,888       609,004
                                                                       -----------------------------------
Total assets...........................................................        2,044,187,196   263,548,194
                                                                       -----------------------------------

Liabilities:
 Payables:
  Capital shares redeemed..............................................              268,649       259,167
  Affiliates...........................................................              277,741        50,590
 Other liabilities.....................................................               11,503        12,059
                                                                       -----------------------------------
Total liabilities......................................................              557,893       321,816
                                                                       -----------------------------------
Net assets, at value...................................................       $2,043,629,303  $263,226,378
                                                                       ===================================
Shares outstanding.....................................................        2,043,629,303   263,226,378
                                                                       ===================================
Net asset value per share..............................................                $1.00         $1.00
                                                                       ===================================

                                            See notes to financial statements.

THE MONEY MARKET PORTFOLIOS

Statements of Operations
for the year ended June 30, 1998


                                                                                                 The U.S.
                                                                                                Government
                                                                                                Securities
                                                                                   The Money   Money Market
                                                                               Market Portfolio  Portfolio
                                                                       ------------------------------------
Investment income:
 Interest..............................................................         $111,619,440   $14,584,936
                                                                       -----------------------------------
Expenses:
 Management fees (Note 3)..............................................            2,963,304       394,321
 Custodian fees........................................................               16,868         2,474
 Reports to shareholders...............................................                4,316           855
 Professional fees.....................................................               86,132        11,131
 Trustees' fees and expenses...........................................                6,833           974
 Other.................................................................               20,769        11,625
                                                                       -----------------------------------
  Total expenses.......................................................            3,098,222       421,380
  Expenses waived/paid by affiliate (Note 3)...........................            (132,446)       (26,888)
                                                                       ------------------------------------
Net expenses...........................................................            2,965,776       394,492
                                                                       -----------------------------------
 Net investment income.................................................          108,653,664    14,190,444
                                                                       -----------------------------------
Net increase in net assets resulting from operations...................         $108,653,664   $14,190,444
                                                                       ===================================

                                             See notes to fnancial statements.


THE MONEY MARKET PORTFOLIOS

Statements of Changes in Net Assets
for the years ended June 30, 1998 and 1997


                                                                              The U.S. Government Securities
                                                The Money Market Portfolio        Money Market Portfolio
                                            ------------------------------------------------------------
                                                    1998           1997            1998           1997
                                            ------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................    $108,653,664    $90,724,056     $14,190,444  $14,032,778
  Net realized gain (loss) from investments.              --           (931)             --        3,978
                                            ------------------------------------------------------------
Net increase in net assets
 resulting from operations .................     108,653,664     90,723,125      14,190,444   14,036,756
 Distributions to shareholders
 from net investment income.................    (108,653,664)   (90,723,125)+   (14,190,444) (14,036,756)++
 Capital share transactions (Note 2)........     270,083,314    223,460,742       4,597,201  (27,071,927)
                                            -------------------------------------------------------------
Net increase (decrease) in net assets.......     270,083,314    223,460,742       4,597,201  (27,071,927)
Net assets (there is no undistributed net
 investment income at beginning or end of year):
  Beginning of year.........................   1,773,545,989  1,550,085,247     258,629,177  285,701,104
                                            ------------------------------------------------------------
  End of year...............................  $2,043,629,303 $1,773,545,989    $263,226,378 $258,629,177
                                            ============================================================



+Distributions were decreased by a net realized loss from investments of $931. ++Distributions were increased by a net realized gain from investments of $3,978.

                                            See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Money Market) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two separate portfolios (the Portfolios). The shares of the Money Market are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios' investment objective is to seek current income. The following summarizes the Portfolios' significant accounting policies.

a. Security Valuation:

Securities are valued at amortized cost which approximates value.

b. Repurchase Agreements:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 1998, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. Income Taxes:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Money Market are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares were as follows:

                                                          The U.S.
                                                         Government
                                                         Securities
                                     The Money          Money Market
                                  Market Portfolio        Portfolio
                                -------------------------------------
1998
 Shares sold ....................$5,690,107,931          $963,956,819
 Shares issued in reinvestment
  of distributions ..............   108,652,953            14,190,262
 Shares redeemed ................ (5,528,677,570)        (973,549,880)
                                -------------------------------------
Net increase .................... $ 270,083,314           $ 4,597,201
                                =====================================
1997
 Shares sold ....................$4,134,527,818          $937,979,469
 Shares issued in reinvestment
  of distributions ..............    90,722,912            14,037,460
 Shares redeemed ................ (4,001,789,988)        (979,088,856)
                                -------------------------------------
Net increase (decrease) ......... $ 223,460,742          $(27,071,927)
                                =====================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Portfolios are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, Institutional Fiduciary Trust, Franklin Templeton Money Fund Trust, and Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees for the Portfolios, as noted in the Statement of Operations.

At June 30, 1998, the shares of The Money Market Portfolio were owned by the following funds:

                                                                Percentage of
                                                                 Outstanding
                                          Shares                   Shares
                                       --------------------------------------
Franklin Money Fund .............       1,714,438,805              83.89%
Institutional Fiduciary Trust -
 Money Market Portfolio .........         175,899,949               8.61%
Institutional Fiduciary Trust -
 Franklin Cash Reserves Fund ....         117,900,101               5.77%
Franklin Templeton Money Fund Trust -
 Franklin Templeton Money Fund II          35,390,448               1.73%

At June 30, 1998, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                               Percentage of
                                                                Outstanding
                                          Shares                   Shares
                                       --------------------------------------
Institutional Fiduciary Trust -
 Franklin U.S. Government
  Securities Money Market Portfolio       131,160,450              49.83%
 Franklin Federal Money Fund ....         132,065,928              50.17%

4. INCOME TAXES

At June 30, 1998, The Money Market Portfolio had tax basis capital losses of $4,721 which may be carried over to offset future capital gains. Such losses expire as follows:

                                                 The Money
                                              Market Portfolio
                                             -----------------
        Capital loss carryovers expiring in:
         2002...............................          $3,560
         2006...............................           1,161
                                                  ----------
         ...................................          $4,721
                                                  ==========


THE MONEY MARKET PORTFOLIOS
Independent Auditor's Report

To the Shareholders and Board of Trustees
Of The Money Market Portfolios

We have audited the accompanying statements of assets and liabilities of each of the two Portfolios comprising The Money Market Portfolios (the Portfolios), including each Portfolio's statement of investments as of June 30, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the two Portfolios comprising The Money Market Portfolios as of June 30, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

PricewaterhouseCoopers LLP

San Francisco, California

July 30, 1998


Franklin's IFT Money Market Portfolio

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING
(PURSUANT TO ITEM 304 (a) of REGULATION S-T)

GRAPHIC MATERIAL  (1)

This chart shows in pie chart format the fund's securities breakdown by sector as a percentage of the fund's total net assets.

Portfolio Breakdown on 6/30/98

Certificates of Deposit                         27.0%
Commercial Paper                                57.7%
Repurchase Agreements                           15.3%

GRAPHIC MATERIAL  (2)

This bar chart shows the comparison between Franklin's IFT Money Market Portfolio's total returns of 5.55%, 17.52%, 28.08%, and 75.97% for the one-, three-, five- and ten-year periods ended 6/30/98 and the Lipper Institutional Money Market Funds Index's total returns of 5.40%, 16.87%, 27.04%, and 74.43% for the one-, three-, five- and ten-year periods ended 6/30/98.

GRAPHIC MATERIAL  (3)

This chart shows in pie chart format the fund's securities breakdown by sector as a percentage of the fund's total net assets.

Portfolio Breakdown on 6/30/98

Repurchase Agreements                           81.0%
Treasuries                                      19.0%

GRAPHIC MATERIAL  (4)

This bar chart shows the comparison between Franklin U.S. Government Securities Money Market Portfolio's total returns of 5.51%, 17.20%, and 27.46% for the one-, three- and five-year periods ended 6/30/98 and the Lipper Institutional U.S. Government Money Market Funds Index's total returns of 5.32%, 16.72%, and 26.63% for the one-, three- and five-year periods ended 6/30/98.

GRAPHIC MATERIAL  (5)

This chart shows in pie chart format the fund's securities breakdown by sector as a percentage of the fund's total net assets.

Portfolio Breakdown on 6/30/98

U.S. Treasuries                                 100.0%

GRAPHIC MATERIAL  (6)

This bar chart shows the comparison between Franklin U.S. Treasury Money Market Portfolio's total returns of 5.13%, 16.32%, and 26.29% for the one-, three- and five-year periods ended 6/30/98 and the Lipper Institutional U.S. Treasury Money Market Funds Index's total returns of 5.18%, 16.25%, and 25.83% for the one-, three- and five-year periods ended 6/30/98.


Franklin U.S. Government Agency Money Market Portfolio

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING
(PURSUANT TO ITEM 304 (a) of REGULATION S-T)

GRAPHIC MATERIAL  (7)

This chart shows in pie chart format the fund's securities breakdown by sector as a percentage of the fund's total net assets.

Portfolio Breakdown on 6/30/98

Federal Home Loan Bank                          71.1%
Federal Farm Credit Bank                        18.4%
Treasuries                                      10.5%

GRAPHIC MATERIAL  (8)

This bar chart shows the comparison between Franklin U.S. Government Agency Money Market Portfolio's total returns of 5.18% and 16.29% for the one- and three-year periods ended 6/30/98 and the Lipper Institutional U.S. Government Money Market Funds Index's total returns of 5.32% and 16.72% for the one- and three-year periods ended 6/30/98.










ANNUAL
REPORT

JUNE 30, 1998

INSTITUTIONAL FIDUCIARY TRUST


   Franklin Institutional Adjustable
   U.S. Government Securities Fund

   Franklin Institutional Adjustable
   Rate Securities Fund

Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do portfolio share prices.

We appreciate your past support and look forward to serving your investment needs in the years ahead.


Charles B. Johnson
Chairman of the Board
Institutional Fiduciary Trust

CONTENTS

Shareholder Letter .............................................        1
Overview of the Economy.........................................        3
Fund Reports
 Franklin Institutional
Adjustable U.S. Government
Securities Fund.................................................        5
 Franklin Institutional
Adjustable Rate
Securities Fund.................................................       11
Financial Highlights &
Statement of Investments........................................       17
Financial Statements............................................       21
Notes to
Financial Statements............................................       24
Independent
Auditor's Report................................................       27

SHAREHOLDER LETTER

Dear Shareholder,

We are pleased to bring you the seventh annual report for Franklin's Institutional Fiduciary Trust adjustable rate securities funds, covering the period ended June 30, 1998.

Franklin's Institutional Fiduciary Trust (the Trust) was developed specifically to meet the needs of institutional investors. Part of the $236.6 billion Franklin Templeton Group, the Trust consists of seven separate and distinct series. This report pertains to the two adjustable rate securities funds:
Franklin Institutional Adjustable U.S. Government Securities Fund and Franklin Institutional Adjustable Rate Securities Fund. Each fund is managed to maintain a relatively short average duration, and the objective for both funds is to seek a high level of current income, with lower volatility of principal than funds that invest in fixed-rate securities.

During the twelve month period, much of the strength in the economy was led by the consumer sector, as stock market gains combined with low unemployment boosted consumer confidence to record levels. However, the Federal Reserve took no actions during the twelve months, maintaining a neutral posture in light of the opposing forces of a strong domestic economy and the possible weakening effects of the Asian situation.

Maintaining a long-term investment approach, the funds' managers have focused on principal stability, while pursuing current income. This strategy has generally proved favorable for the funds despite the occasional short-term market volatility. Our managers will continue to adhere to this approach, as we believe it best serves our shareholders.

Thank you for your continued support of Franklin's Institutional Fiduciary Trust. We look forward to serving your investment needs in the months and years to come.

Sincerely,

Charles B. Johnson
Chairman of the Board
Franklin's Institutional Fiduciary Trust


OVERVIEW OF THE ECONOMY


Strong U.S. economic growth over the past year continued at a healthy pace, as inflation remained low and short-term interest rates remained relatively stable. Annualized real GDP grew, averaging 3.8% for the three quarters ended March 1998, a figure considerably above the Federal Reserve Board's targeted long-term growth rate of 2.5%. Higher income levels, real estate prices, and stock prices combined with relatively low interest rates to fuel the consumer sector of the economy, which was the primary driver of domestic growth during the period under review.

As a result of the strong economic growth, the U.S. unemployment rate declined to 4.3%, which was the lowest in 28 years. Preliminary estimates for the second quarter indicate that economic growth slowed slightly due to a wider trade deficit and a weakening manufacturing sector resulting from the Asian crisis. Inflation as measured by CPI increased only 1.7% on a year over year basis through May, down from 2.4% during the same period in the previous year. Increased international competition, higher domestic productivity, and lower commodity prices all contributed to the deceleration in the rate of inflation.

While long-term interest rates declined during the period due to the deceleration in inflation, short-term interest rates remained relatively stable. The federal funds target rate remained unchanged at 5.5% over the past year, as low inflation coupled with the crisis in Asia offset strong economic growth. Given the strength of the domestic economy, the Federal Reserve Board was discouraged from making any policy changes.

T. Anthony Coffey, CFA

Portfolio Manager


Tony Coffey is a portfolio manager for the Franklin Institutional Adjustable U.S. Government Securities Fund, the Franklin Institutional Adjustable Rate Securities Fund, and the Franklin Valuemark U.S. Government Securities Fund. Mr. Coffey's area of expertise is mortgage-backed securities. Prior to joining Franklin, he was an associate for Analysis Group, Inc., an economic consulting firm.

Mr. Coffey received a Bachelor of Arts degree in applied mathematics and economics from Harvard University and a Master of Business Administration degree from the University of California at Los Angeles. He is a Chartered Financial Analyst (CFA), and is a member of the Security Analysts of San Francisco and the Association for Investment Management and Research.

FRANKLIN INSTITUTIONAL ADJUSTABLE U.S. GOVERNMENT SECURITIES FUND

Your Fund's Objective: The Franklin Institutional Adjustable U.S. Government Securities Fund (the Fund) seeks a high level of current income, consistent with lower volatility of principal, by investing all of its assets in the U.S. Government Adjustable Rate Mortgage Portfolio (the Mortgage Portfolio), which has an investment objective identical to the Fund's. The Mortgage Portfolio, in turn, invests primarily in mortgage-backed securities created from pools of adjustable rate mortgages (ARMs) issued or guaranteed by the U.S. government, its agencies or instrumentalities.1 These securities have coupons which adjust with movements in various short-term interest rates. As a consequence, the prices of these securities remain fairly stable as rates rise and fall, thus keeping the Fund's net asset value stable. Our portfolio concentrates on seasoned ARM securities, with slow and stable prepayment histories. These bonds consistently produce higher yields and lower price volatility relative to other ARM sectors.


1. Individual securities held by the Mortgage Portfolio, but not shares of the Franklin Institutional Adjustable U.S. Government Securities Fund, are guaranteed by the U.S. government, its agencies or instrumentalities, as to timely payment of principal and interest.

GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT

Despite a continued strong domestic economy, bonds benefited from a combination of dormant inflation pressures and concerns about the ongoing financial crisis in Asia. In addition, the yield curve became flatter during the period, with long-term rates declining more than short-term rates. For example, the spread between the 2-year and 30-year Treasury rates narrowed from 72 basis points to 15 basis points during the period.

The flattening of the yield curve in the last six months has important implications for ARM securities going forward. In general, a flat yield curve leads to higher prepayments on ARM securities because most ARMs are tied to short-term interest rates such as the 1-year Constant Maturity Treasury (CMTs), the 12-month T-bill, or the 11th District Cost of Funds Index. In contrast, fixed-rate mortgages (FRMs) are tied to movements in longer rates, such as the 10-year Treasury. As the curve flattens, or the gap between short and long rates narrow, ARM borrowers have an increased economic incentive to refinance into an FRM.

ARM prepayments rose substantially in the past few months. If the yield curve remains flat, or even inverts, ARM prepayments will remain at high levels, reducing income and limiting price appreciation. We believe our emphasis on seasoned CMT ARMs will prove most beneficial to shareholders, as a flat yield curve environment will least negatively affect these securities. Seasoned ARMs have already been through one or more refinancing cycles, and, thus, are less likely to prepay than newer ARMs which are refinanceable for the first time.

Going forward, we believe the direction of interest rates will be determined by which of two opposing forces prevails over the economic landscape. On the one hand, there is fear that the current crisis in Asia will spread and create a persistent economic drag in the U.S., keeping inflation subdued and possibly even leading to deflation. We believe this will push long-term interest rates lower and force the Federal Reserve Board to ease monetary policy. The other argument is that U.S. demand will remain strong and the Asian situation will prove to have less impact than feared. Meanwhile, inflation, led by higher wage costs, will finally rear its ugly head, leading to higher overall interest rate levels and forcing the Federal Reserve Board to tighten monetary policy. In the near-term, we believe that neither factor will completely dominate the other and that we will remain in a trading range with the 30-year bond yield fluctuating between 5.5-6.0%.

PERFORMANCE SUMMARY

The Franklin Institutional Adjustable U.S. Government Securities Fund's share price, as measured by net asset value, fell slightly from $9.36 on June 30, 1997, to $9.35 on June 30, 1998.

The Fund continued to pursue its investment objective of providing high current income to its shareholders. For the twelve-month period ended June 30, 1998, the Fund paid monthly income distributions totaling $0.54 per share. Of course, dividends will vary based on the earnings of the Fund's underlying portfolio, and past distributions are not predictive of future trends.

At the end of the reporting period, the Fund's distribution rate was 5.22%, based on an annualization of the dividends distributed during the last 30 days of the period ($0.040098 per share) and the net asset value of $9.35 on June 30, 1998.

The Fund provided a cumulative total return of 5.78% for the twelve-month period ended June 30, 1998. Cumulative total return reflects the change in value of an investment, assuming reinvestment of dividends and capital gains, if any. Past performance is not indicative of future results.

As illustrated by the chart, your Fund underperformed the six-month Certificate of Deposits rate and underperformed the Lehman Brothers Short 1-2 Year Government Index. Of course, unmanaged market indices have inherent performance differentials in comparison with any fund. They do not pay management fees to cover the salaries of security analysts or portfolio managers, nor do they pay commissions to buy and sell bonds. Unlike indices, mutual funds are never fully invested since they need to keep cash on hand to redeem shares or pay for upcoming investments. The Fund's performance figures include all fund expenses and account fees. If operating expenses such as the Fund's had been applied to this index, the index's performance would have been lower. Please remember that an index is simply a measure of performance, and one cannot invest directly in an index.

GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT

2. Performance assumes an initial $1,000,000 investment in the Fund from its inception (12/2/91). It represents the change in value of an investment over the period shown and assumes the reinvestment of dividends and capital gains. Past performance is not indicative of future results. Indices are unmanaged, and one cannot invest directly in an index.

3. Past expense reductions by the Fund's manager increased the Fund's total returns.

Performance Figures3

Periods Ended June 30, 1998
                                                         Since
                                                       Inception
                                      1-Year   5-Year  (12/2/91)
Cumulative Total Return:4              5.78%    4.64%    34.54%
Average Annual Total Return:5          5.78%    4.64%     4.61%
30-Day Standardized Yield:6    5.19%
Distribution Rate:7            5.22%

4. Cumulative total return reflects the change in value of an investment over the periods indicated, assuming reinvestment of dividends and capital gains, if any.
5. Average annual total return reflects the average annual change in value of an investment over the periods indicated, assuming reinvestment of dividends and capital gains, if any.
6. Yield, calculated as required by the SEC, is based on earnings of the Fund's underlying portfolio during the 30 days ended on the date shown.
7. Based on an annualization of the Fund's dividends for the 30-day period ($0.040098 per share) and the net asset value of $9.35 per share on June 30, 1998.
Investment return and principal value fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.

Past performance is not predictive of future results.

FRANKLIN INSTITUTIONAL
ADJUSTABLE RATE SECURITIES FUND


Your Fund's Objective: The Franklin Institutional Adjustable Rate Securities Fund (the Fund) seeks a high level of current income, with lower volatility of principal than a fund that invests in fixed-rate securities. The Fund seeks to achieve its objective by investing all of its assets in the Adjustable Rate Securities Portfolio, which in turn invests in adjustable rate securities, including adjustable rate mortgage securities (ARMs) issued or guaranteed by private institutions or by U.S. government agencies.1 These securities have coupons which adjust with movements in various short-term interest rates. As a consequence, the prices of these securities remain fairly stable as rates rise and fall, thus keeping the Fund's net asset value stable. Our portfolio concentrates on seasoned ARM securities, with slow and stable prepayment histories. These bonds consistently produce higher yields and lower price volatility relative to other ARM sectors.

Despite a continued strong domestic economy, bonds benefited from a combination of dormant inflation pressures and concerns about the ongoing financial crisis in Asia. In addition, the yield curve became flatter during the period, with long-term rates declining more than short-term rates. For example, the spread between the 2-year and 30-year Treasury rates narrowed from 72 basis points to 15 basis points during the period.


1. Individual securities held by the Adjustable Rate Securities Portfolio, but not shares of the Franklin Institutional Adjustable Rate Securities Fund, are guaranteed by private institutions, the U.S. government, its agencies or instrumentalities, as to timely payment of principal and interest.
The flattening of the yield curve in the last six months has important implications for ARM securities going forward. In general, a flat yield curve leads to higher prepayments on ARM securities because most ARMs are tied to short-term interest rates such as the 1-year Constant Maturity Treasury (CMTs), the 12-month T-bill, or the 11th District Cost of Funds Index. In contrast, fixed-rate mortgages (FRMs) are tied to movements in longer rates, such as the 10-year Treasury. As the curve flattens, or the gap between short and long rates narrow, ARM borrowers have an increased economic incentive to refinance into an FRM.

ARM prepayments rose substantially in the past few months. If the yield curve remains flat, or even inverts, ARM prepayments will remain at high levels, reducing income and limiting price appreciation. We believe our emphasis on seasoned CMT ARMs will prove most beneficial to shareholders, as a flat yield curve environment will least negatively affect these securities. Seasoned ARMs have already been through one or more refinancing cycles, and, thus, are less likely to prepay than newer ARMs which are refinanceable for the first time.

Going forward, we believe the direction of interest rates will be determined by which of two opposing forces prevails over the economic landscape. On the one hand, there is fear that the current crisis in Asia will spread and create a persistent economic drag in the U.S., keeping inflation subdued and possibly even leading to deflation. We believe this will push long-term interest rates lower and force the Federal Reserve Board to ease monetary policy. The other argument is that U.S. demand will remain strong and the Asian situation will prove to have less impact than feared. Meanwhile, inflation, led by higher wage costs, will finally rear its ugly head, leading to higher overall interest rate levels and forcing the Federal Reserve Board to tighten monetary policy. In the near-term, we believe that neither factor will completely dominate the other and that we will remain in a trading range with the 30-year bond yield fluctuating between 5.5-6.0%.

PERFORMANCE SUMMARY

The Franklin Institutional Adjustable Rate Securities Fund's share price, as measured by net asset value, rose from $9.93 on June 30, 1997, to $9.94 on June 30, 1998.

The Fund continues to pursue its investment objective of providing a high level of current income by investing in an underlying portfolio of adjustable-rate securities. For the twelve-months ended June 30, 1998, the Fund paid monthly income distributions totaling $0.62 per share. Of course, dividends will vary based on the earnings of the underlying portfolio, and past distributions are not predictive of future trends.

At the end of the reporting period, the Fund's distribution rate was 5.42% based on the annualization of the dividends distributed over the last 30 days of the period ($0.044302 per share) and the net asset value of $9.94 per share on June 30, 1998.

The Fund posted a cumulative total return of 6.51% for the twelve-month period ended June 30, 1998. Cumulative total return reflects the change in value of an investment, assuming reinvestment of dividends and capital gains, if any. Past performance is not indicative of future results.

As shown in the chart, your Fund's performance since inception has exceeded the six-month Certificate of Deposits rate and closely tracked the Lehman Brothers Short 1-2 Year Government Index. Of course, unmanaged market indices have inherent performance differentials in comparison with any fund. They do not pay management fees to cover the salaries of security analysts or portfolio managers, nor do they pay commissions to buy and sell bonds. Unlike indices, mutual funds are never fully invested since they need to keep cash on hand to redeem shares or pay for upcoming investments. The Fund's performance figures include all fund expenses and account fees. If operating expenses such as the Fund's had been applied to this index, the index's performance would have been lower. Please remember that an index is simply a measure of performance, and one cannot invest directly in an index.

GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT

2. Performance assumes an initial $1,000,000 investment in the Fund from its inception (1/3/92). It represents the change in value of an investment over the period shown and assumes the reinvestment of dividends and capital gains. Past performance is not indicative of future results. Indices are unmanaged, and one cannot invest directly in an index.
3. Past expense reductions by the Fund's manager increased the Fund's total returns.

Performance Figures3
Periods Ended June 30, 1998
                                                        Since
                                                      Inception
                                      1-Year   5-Year  (1/3/92)
Cumulative Total Return:4              6.51%   31.99%    43.55%
Average Annual Total Return:5          6.51%    5.71%     5.73%
30-Day Standardized Yield:6    5.45%
Distribution Rate:7            5.42%

4. Cumulative total return reflects the change in value of an investment over the periods indicated, assuming reinvestment of dividends and capital gains, if any.
5. Average annual total return reflects the average annual change in value of an investment over the periods indicated, assuming reinvestment of dividends and capital gains, if any.
6. Yield, calculated as required by the SEC, is based on earnings of the Fund's underlying portfolio during the 30 days ended on the date shown.
7. Based on an annualization of the Fund's dividends for the 30-day period ($0.044302 per share) and the net asset value of $9.94 per share on June 30, 1998.
Investment return and principal value fluctuate, so that your shares, when redeemed, may be worth more or less than their original cost. Past performance is not indicative of future results.


Past performance is not predictive of future results.

INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights



Franklin Institutional Adjustable U.S. Government Securities Fund

                                                                           Year Ended June 30,
                                                        ------------------------------------------------------
                                                            1998       1997      1996      1995      1994
                                                        ------------------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year .....................      $9.36      $9.28     $9.25     $9.40     $9.86
                                                        ------------------------------------------------------
Income from investment operations:
 Net investment income .................................        .539       .570      .600      .551      .360
 Net realized and unrealized gains (losses) ............       (.010)      .090      .028     (.155)    (.467)
                                                        ------------------------------------------------------
Total from investment operations .......................        .529       .660      .628      .396     (.107)
Less distributions from net investment income ..........       (.539)     (.580)    (.598)    (.546)    (.353)
                                                        ------------------------------------------------------
Net asset value, end of year ...........................      $9.35      $9.36     $9.28     $9.25     $9.40
                                                        ======================================================

Total return* ..........................................       5.78%      7.37%     6.98%     4.41%    (1.11)%

Ratios/supplemental data
Net assets, end of year (000's) ........................     $3,497     $7,471    $9,448   $25,020   $51,738
Ratios to average net assets:
 Expenses1 .............................................        .45%       .43%      .38%      .23%      .07%
 Expenses excluding waiver and payments by affiliate1 ..        .56%       .61%      .55%      .54%      .45%
 Net investment income .................................       5.83%      6.12%     5.90%     5.81%     3.49%
Portfolio turnover rate ................................       9.46%      6.78%   102.66%    14.86%    29.47%

*Total return is not annualized.
1The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

See notes to financial statements.



INSTITUTIONAL FIDUCIARY TRUST
Statement of Investments, June 30, 1998


Franklin Institutional Adjustable U.S. Government Securities Fund                       SHARES      VALUE
Mutual Funds 100.2%

U.S. Government Adjustable Rate Mortgage Portfolio (Note 1) (Cost $3,528,270) .......  371,903 $3,503,322
Other Assets, less Liabilities (.2)% ................................................              (5,912)
Net Assets 100.0% ...................................................................          $3,497,410


See notes to financial statements.



INSTITUTIONAL FIDUCIARY TRUST
Financial Highlights



Franklin Institutional Adjustable Rate Securities Fund

                                                                             Year Ended June 30,
                                                              1998       1997       1996      1995      1994
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year......................      $9.93      $9.79     $9.78     $9.77    $10.04
                                                        ----------------------------------------------------
Income from investment operations:
 Net investment income..................................        .618       .590      .600      .589      .437
 Net realized and unrealized gains (losses).............        .013       .140      .011      .010     (.270)
                                                        ------------------------------------------------------
Total from investment operations........................        .631       .730      .611      .599      .167
Less distributions from net investment income...........       (.618)     (.590)    (.601)    (.589)    (.437)
                                                        ------------------------------------------------------
Net asset value, end of year............................      $9.94      $9.93     $9.79     $9.78    $ 9.77
                                                        ====================================================

Total return*...........................................       6.51%      7.66%     6.41%     6.35%     1.65%

Ratios/supplemental data
Net assets, end of year (000's).........................       $989     $4,754    $4,453    $8,596   $31,198
Ratios to average net assets:
 Expenses1 .............................................        .33%       .42%      .36%      .31%      .25%
 Expenses excluding waiver and payments by affiliate1 ..        .52%       .62%      .61%      .59%      .50%
 Net investment income..................................       6.21%      6.03%     6.16%     5.84%     4.32%
Portfolio turnover rate.................................      12.96%     18.02%    45.98%    12.44%   197.22%


*Total return is not annualized.
1The expense ratio includes the Fund's share of the Portfolio's allocated expenses.

See notes to financial statements.



INSTITUTIONAL FIDUCIARY TRUST
Statement of Investments, June 30, 1998


Franklin Institutional Adjustable Rate Securities Fund                                    SHARES    VALUE
Mutual Funds 100.3%

Adjustable Rate Securities Portfolio (Note 1) (Cost $985,202) .........................  99,746  $992,476
Other Assets, less Liabilities (.3)% ..................................................            (3,016)
                                                                                               ----------
Net Assets 100.0% .....................................................................          $989,460
                                                                                               ==========

See notes to financial statements.


INSTITUTIONAL FIDUCIARY TRUST
Financial Statements


Statements of Assets and Liabilities
June 30, 1998


                                                                                   Franklin
                                                                                 Institutional     Franklin
                                                                                  Adjustable     Institutional
                                                                                U.S. Government Adjustable Rate
                                                                                Securities Fund Securities Fund
Assets:
 Investments in securities:
  Cost .......................................................................  $ 3,528,270     $ 985,202
                                                                              ===========================
  Value ......................................................................    3,503,322       992,476
 Cash ........................................................................          187            46
                                                                              ---------------------------
      Total assets ...........................................................    3,503,509       992,522
                                                                              ---------------------------
Liabilities:
 Payables:
  Affiliates .................................................................          188            45
  Shareholders ...............................................................        2,574            --
  Professional fees ..........................................................        2,007         2,286
  Rating service fees ........................................................        1,000            --
 Other liabilities ...........................................................          330           731
                                                                              ---------------------------
      Total liabilities ......................................................        6,099         3,062
                                                                              ---------------------------
        Net assets, at value .................................................  $ 3,497,410     $ 989,460
                                                                              ===========================
Net assets consist of:
 Net unrealized appreciation (depreciation) ..................................      (24,948)        7,274
 Accumulated net realized loss ...............................................  (30,564,454)   (2,044,895)
 Capital shares ..............................................................   34,086,812     3,027,081
                                                                              ---------------------------
Net assets, at value .........................................................  $ 3,497,410     $ 989,460
                                                                              ===========================
Shares outstanding ...........................................................      374,099        99,514
                                                                              ===========================
Net asset value and maximum offering price per share
(net asset value / shares outstanding) .......................................        $9.35         $9.94
                                                                              ===========================


                                            See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (continued)


Statements of Operations
for the year ended June 30, 1998


                                                                                   Franklin
                                                                                 Institutional     Franklin
                                                                                  Adjustable     Institutional
                                                                                U.S. Government Adjustable Rate
                                                                                Securities Fund Securities Fund
Investment income:
 Dividends ...................................................................     $329,104      $112,743
                                                                              ---------------------------
Expenses:
 Administrative fees (Note 3) ................................................        2,694           897
 Transfer agent fees (Note 3) ................................................          533            68
 Reports to shareholders .....................................................          788           443
 Registration and filing fees ................................................        2,271            --
 Professional fees ...........................................................        1,984            --
 Directors' fees and expenses ................................................          264            --
 Rating service fees .........................................................        6,000            --
 Other .......................................................................          405            --
                                                                              ---------------------------
      Total expenses .........................................................       14,939         1,408
                                                                              ---------------------------
        Net investment income ................................................      314,165       111,335
                                                                              ---------------------------
Realized and unrealized gains (losses):
 Net realized loss from investments ..........................................     (229,051)      (36,837)
 Net unrealized appreciation on investments ..................................      232,193        51,779
                                                                              ---------------------------
Net realized and unrealized gains ............................................        3,142        14,942
                                                                              ---------------------------
Net increase in net assets resulting from operations .........................     $317,307      $126,277
                                                                              ===========================

See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Financial Statements (continued)

Statements of Changes in Net Assets
for the years ended June 30, 1998 and 1997

                                                     Franklin Institutional        Franklin Institutional
                                                   Adjustable U.S. Government          Adjustable Rate
                                                         Securities Fund               Securities Fund
                                                       1998         1997              1998         1997
Increase (decrease) in net assets:
 Operations:
  Net investment income .........................    $ 314,165    $ 529,826         $ 111,335   $ 285,372
  Net realized loss from investments ............     (229,051)    (142,155)          (36,837)    (10,103)
  Net unrealized appreciation on investments ....      232,193      218,167            51,779      78,349
                                                 --------------------------------------------------------
      Net increase in net assets
             resulting from operations ..........      317,307      605,838           126,277     353,618
 Distributions to shareholders
    from net investment income..................      (314,165)    (544,447)         (111,335)   (285,372)
 Capital share transactions (Note 2) ............   (3,977,215)  (2,037,654)       (3,779,422)    232,562
                                                 --------------------------------------------------------
      Net increase (decrease) in net assets .....   (3,974,073)  (1,976,263)       (3,764,480)    300,808
Net assets (there is no undistributed net investment
 income at beginning or end of year):
  Beginning of year .............................    7,471,483    9,447,746         4,753,940   4,453,132
                                                 --------------------------------------------------------
  End of year ...................................   $3,497,410   $7,471,483         $ 989,460  $4,753,940
                                                 ========================================================

See notes to financial statements.

INSTITUTIONAL FIDUCIARY TRUST
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Institutional Fiduciary Trust (the Trust) is registered under the Investment Company Act of 1940 as an open-end investment company, consisting of seven separate series (the Funds). All Funds included in this report are diversified. The investment objectives of the Funds included in this report are to seek high current income.

The Franklin Institutional Adjustable U.S. Government Securities Fund (the Adjustable U.S. Government Fund) and the Franklin Institutional Adjustable Rate Securities Fund (the Adjustable Rate Securities Fund) (the Funds) invest substantially all of their assets in the U.S. Government Adjustable Rate Mortgage Portfolio (the Mortgage Portfolio) and the Adjustable Rate Securities Portfolio (the Securities Portfolio), (the Portfolios), respectively. The Portfolios are registered under the Investment Company Act of 1940 as diversified, open-end investment companies having the same investment objectives as the Funds. The unaudited financial statements of the Portfolios, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Funds' financial statements.

The following summarizes the Funds' significant accounting policies.

a. Security Valuation:

The Adjustable U.S. Government Fund and the Adjustable Rate Securities Fund hold Portfolio shares that are valued at their proportionate interest in the net asset values of the Mortgage Portfolio and the Securities Portfolio, respectively. At June 30, 1998, the Adjustable U.S. Government Fund owns 1% of the Mortgage Portfolio and the Adjustable Rate Securities Fund owns 4% of the Securities Portfolio. The Portfolios' shares held by the Funds are valued at the net asset value of the Portfolios.

b. Income Taxes:

No provision has been made for income taxes because each Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

c. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily. Such distributions are reinvested in additional shares of the Funds. Other distributions to shareholders are recorded on the ex-dividend date.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

d. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

At June 30, 1998, there were an unlimited number of shares authorized (no par value). Transactions in the Funds' shares were as follows:



                                                            Franklin Institutional   Franklin Institutional
                                                          Adjustable U.S. Government     Adjustable Rate
                                                                Securities Fund          Securities Fund
                                                          ------------------------------------------------
                                                              Shares    Amount          Shares    Amount
                                                          ------------------------------------------------
Year ended June 30, 1998
 Shares sold..............................................   15,440    $ 144,341        10,680  $ 106,230
 Shares issued on reinvestment of distributions...........    5,439       50,992         5,768     57,357
 Shares redeemed.......................................... (445,054)  (4,172,548)     (395,776)(3,943,009)
                                                          ------------------------------------------------
      Net decrease........................................ (424,175) $(3,977,215)     (379,328)$(3,779,422)
                                                          =================================================
Year ended June 30, 1997
 Shares sold..............................................    4,317     $ 40,168        83,275  $ 815,985
 Shares issued on reinvestment of distributions...........    6,691       62,259         4,876     48,022
 Shares redeemed.......................................... (230,283)  (2,140,081)      (64,209)  (631,445)
                                                          ------------------------------------------------
      Net increase (decrease)............................. (219,275) $(2,037,654)       23,942  $ 232,562
                                                          ===============================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Funds' investment manager, principal underwriter, and transfer agent, respectively, and of the Mortgage Portfolio and the Securities Portfolio.

The Funds pay an administrative fee to Advisers of .05% per year of the Funds' average daily net assets.


4. INCOME TAXES

At June 30, 1998, the Funds had tax basis capital losses, which may be carried over to offset future capital gains. Such losses expire as follows:

                                     Franklin           Franklin
                             Institutional Adjustable  Institutional
                                  U.S. Government     Adjustable Rate
                                  Securities Fund     Securities Fund
  Capital loss carryovers
   Expiring in:
  2001.........................       $ 6,444,126       $ 1,762
  2002.........................        20,034,597     1,111,813
  2003.........................         2,287,422       771,534
  2004.........................         1,064,617         4,914
  2005.........................           162,757       108,420
  2006.........................           191,179        36,534
                               --------------------------------
                                      $30,184,698    $2,034,977
                               ================================


4. INCOME TAXES (cont.)

At June 30, 1998, the Adjustable U.S. Government Fund and the Adjustable Rate Securities Fund have deferred capital losses occurring subsequent to October 31, 1997 of $140,050 and $3,739, respectively. For tax purposes, such losses will be reflected in the year ending June 30, 1999.

At June 30, 1998, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:


                                     Franklin           Franklin
                             Institutional Adjustable Institutional
                                  U.S. Government    Adjustable Rate
                                  Securities Fund    Securities Fund

Investments at cost............        $3,767,976      $991,381
                               ================================
Unrealized appreciation........                --         1,095
Unrealized depreciation........          (264,654)           --
                               --------------------------------
Net unrealized appreciation

 (depreciation)................        $ (264,654)      $ 1,095
                               ================================

Net realized capital losses differ for financial statement and tax purposes primarily due to differing treatment of wash sales.

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the period ended June 30, 1998 were as follows:

                                     Franklin         Franklin
                             Institutional AdjustableInstitutional
                                  U.S. Government  Adjustable Rate
                                  Securities Fund  Securities Fund
        Purchases                       $ 511,452     $ 241,940
        Sales                          $4,482,497    $4,043,605


INSTITUTIONAL FIDUCIARY TRUST
Independent Auditor's Report

To the Shareholders and Board of Trustees of Institutional Fiduciary Trust:

We have audited the accompanying statements of assets and liabilities of the Franklin Institutional Adjustable U.S. Government Securities Fund and the Franklin Institutional Adjustable Rate Securities Fund of the Institutional Fiduciary Trust (the Funds), including each Fund's statement of investments, as of June 30, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Funds' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the Franklin Institutional Adjustable U.S. Government Securities Fund and Franklin Institutional Adjustable Rate Securities Fund of the Institutional Fiduciary Trust as of June 30, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

PricewaterhouseCoopers LLP

San Francisco, California

July 30, 1998


ADJUSTABLE RATE SECURITIES PORTFOLIOS
Financial Highlights


U.S. Government Adjustable Rate Mortgage Portfolio

                                            Eight Months
                                                Ended
                                            June 30, 1998             Year Ended October 31,
                                             (unaudited)    1997       1996      1995      1994     19931
                                          -------------------------------------------------------------------
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .....         $9.48      $9.37      $9.33     $9.19     $9.82    $9.91
                                          -------------------------------------------------------------------
Income from investment operations:
 Net investment income ...................           .379       .593       .589      .572      .415     .313
 Net realized and unrealized gain (loss) .          (.060)      .110       .040      .140     (.630)   (.090)
                                          -------------------------------------------------------------------
Total from investment operations .........          0.319       .703       .629      .712     (.215)    .223
Less distributions from net investment income      (0.379)     (.593)     (.589)    (.572)    (.415)   (.313)
                                          -------------------------------------------------------------------
Net asset value, end of period ...........         $9.42      $9.48      $9.37     $9.33     $9.19    $9.82
                                          ===================================================================

Total return* ............................          3.42%      7.74%      6.95%     7.99%    (2.22)%   2.28%

Ratios/supplemental data
Net assets, end of period (000's) ........      $309,769   $342,541   $406,431  $522,802  $747,471$2,130,229
Ratios to average net assets:
 Expenses ................................           .25%**     .25%       .25%      .18%      .02%     .27%**
 Expenses excluding waiver
 and payments by affiliate ...............           .43%**     .43%      0.42%      .43%      .42%     .41%**
 Net investment income ...................          6.02%**    6.31%      6.31%     6.17%     4.01%    4.15%**
Portfolio turnover rate ..................         27.73%     20.84%     24.63%    20.16%    56.43%   76.55%

1For the nine months ended October 31, 1993.
*Total return is not annualized.
**Annualized.

                                            See notes to financial statements.

ADJUSTABLE RATE SECURITIES PORTFOLIOS
Statement of Investments, June 30, 1998 (unaudited)

                                                                                                 PRINCIPAL
 U.S. Government Adjustable Rate Mortgage Portfolio                                               AMOUNT          VALUE
 Adjustable Rate Mortgage Securities 97.0%
 Federal Home Loan Mortgage Corp. (FHLMC) 18.2%
 FHLMC, Cap 11.253%, Margin 1.75% + CMT, Resets Annually, 7.375%, 11/01/16 .........           $ 4,213,480     $ 4,196,068
 FHLMC, Cap 12.744%, Margin 2.00% + CMT, Resets Annually, 7.533%, 7/01/18 ..........             3,694,955       3,679,449
 FHLMC, Cap 12.806%, Margin 2.23% + CMT, Resets Annually, 7.722%, 4/01/18 ..........             5,878,745       5,925,633
 FHLMC, Cap 13.006%, Margin 2.00% + CMT, Resets Annually, 7.547%, 9/01/19 ..........             5,107,763       5,041,763
 FHLMC, Cap 13.156%, Margin 1.915% + CMT, Resets Annually, 7.468%, 12/01/16 ........             2,539,296       2,572,658
 FHLMC, Cap 13.246%, Margin 2.175% + CMT, Resets Annually, 7.764%, 10/01/18 ........             2,305,781       2,325,801
 FHLMC, Cap 13.292%, Margin 2.115% + CMT, Resets Annually, 7.602%, 3/01/19 .........             2,074,895       2,090,741
 FHLMC, Cap 13.366%, Margin 2.102% + CMT, Resets Annually, 7.532%, 3/01/18 .........             3,771,809       3,803,286
 FHLMC, Cap 13.37%, Margin 2.04% + CMT, Resets Annually, 7.546%, 4/01/19 ...........             8,172,735       8,177,715
 FHLMC, Cap 13.65%, Margin 2.249% + CMT, Resets Annually, 7.84%, 7/01/20 ...........             5,003,008       5,010,026
 FHLMC, Cap 13.793%, Margin 2.214% + CMT, Resets Annually, 7.834%, 11/01/19 ........             2,520,941       2,552,563
 FHLMC, Cap 13.879%, Margin 2.089% + CMT, Resets Annually, 7.651%, 4/01/18 .........             7,103,502       7,152,035
 FHLMC, Cap 14.307%, Margin 1.957% + 3CMT, Resets Every 3 Years, 7.754%, 12/01/21 ..             1,385,604       1,356,926
 FHLMC, Cap 14.90%, Margin 2.546% + CMT, Resets Annually, 8.128%, 2/01/19 ..........             2,397,498       2,442,372
                                                                                                           ---------------
 Total Federal Home Loan Mortgage Corp. (Cost $56,170,012) .........................                            56,327,036
                                                                                                           ---------------

 Federal National Mortgage Association (FNMA) 74.2%
 FNMA, Cap 12.07%, Margin 1.25% + COFI, Resets Monthly, 6.167%, 11/01/18 ...........                19,351          19,496
 FNMA, Cap 12.097%, Margin 2.135% + CMT, Resets Annually, 7.096%, 11/01/23 .........            17,212,232      17,434,782
bFNMA, Cap 12.223%, Margin 1.702% + COFI, Resets Monthly, 6.638%, 1/01/19 ..........             8,231,691       8,227,230
 FNMA, Cap 12.24%, Margin 1.25% + COFI, Resets Monthly, 6.167%, 9/01/29 ............             2,331,542       2,340,635
 FNMA, Cap 12.28%, Margin 1.25% + COFI, Resets Monthly, 6.167%, 8/01/28 ............             1,495,850       1,501,684
 FNMA, Cap 12.31%, Margin 1.25% + COFI, Resets Monthly, 6.167%, 4/01/19 ............                21,723          21,788
 FNMA, Cap 12.37%, Margin 1.25% + COFI, Resets Monthly, 6.167%, 12/01/18 ...........                 8,665           8,673
 FNMA, Cap 12.48%, Margin 1.25% + COFI, Resets Monthly, 6.167%, 5/01/36 ............             1,469,953       1,478,252
 FNMA, Cap 12.5%, Margin 1.25% + COFI, Resets Monthly, 6.167%, 11/01/28 ............             1,356,395       1,361,685
 FNMA, Cap 12.605%, Margin 2.536% + 6 Month DR, Resets Semi-Annually, 7.664%, 11/01/18           1,988,638       2,024,724
 FNMA, Cap 12.637%, Margin 2.00% + NCI, Resets Annually, 6.964%, 11/01/17 ..........            14,926,358      14,541,102
 FNMA, Cap 12.64%, Margin 2.00% + CMT, Resets Annually, 7.605%, 3/01/19 ............             3,409,144       3,434,479
 FNMA, Cap 12.66%, Margin 1.75% + 6 Month DR, Resets Semi-Annually, 6.873%, 1/01/19              9,257,382       9,231,138
 FNMA, Cap 12.662%, Margin 1.25% + COFI, Resets Monthly, 6.888%, 1/01/19 ...........             2,933,108       2,959,518
 FNMA, Cap 12.705%, Margin 1.25% + COFI, Resets Monthly, 6.218%, 9/01/18 ...........             8,967,983       8,849,071
 FNMA, Cap 12.787%, Margin 1.25% + COFI, Resets Monthly, 7.477%, 1/01/19 ...........             2,371,660       2,409,852
 FNMA, Cap 12.788%, Margin 2.11% + CMT, Resets Annually, 7.74%, 11/01/20 ...........             3,154,620       3,187,775
 FNMA, Cap 12.804%, Margin 1.75% + CMT, Resets Annually, 7.324%, 5/01/19 ...........             4,168,635       4,233,604
 FNMA, Cap 12.84%, Margin 2.762% + 6 Month DR, Resets Semi-Annually, 7.892%, 6/01/17             2,485,049       2,525,040
 FNMA, Cap 12.85%, Margin 2.078% + 5CMT, Resets Every 5 Years, 8.245%, 10/01/17 ....             4,013,345       4,030,527
 FNMA, Cap 12.89%, Margin 2.125% + 6 Month DR, Resets Semi-Annually, 7.286%, 7/01/17             6,090,173       6,136,600
 FNMA, Cap 12.916%, Margin 1.25% + COFI, Resets Monthly, 6.233%, 4/01/21 ...........             1,405,526       1,407,789
bFNMA, Cap 12.93%, Margin 2.24% + CMT, Resets Annually, 7.106%, 2/01/27                          5,930,360       5,982,971
 FNMA, Cap 12.938%, Margin 1.25% + COFI, Resets Monthly, 6.218%, 2/01/19 ...........             6,982,273       6,986,019
 FNMA, Cap 12.993%, Margin 2.092% + CMT, Resets Annually, 7.723%, 12/01/19 .........             2,668,677       2,710,631
 FNMA, Cap 13.005%, Margin 1.97% + 3CMT, Resets Every 3 Years, 7.992%, 11/01/17 ....             4,295,599       4,397,024
 FNMA, Cap 13.01%, Margin 2.10% + CMT, Resets Annually, 7.641%, 6/01/19 ............             4,206,767       4,216,245
 FNMA, Cap 13.02%, Margin 1.25% + COFI, Resets Monthly, 6.167%, 6/01/27 ............               631,705         634,129
 FNMA, Cap 13.03%, Margin 1.25% + COFI, Resets Monthly, 6.923%, 2/01/20 ............             8,712,092       8,456,870
 FNMA, Cap 13.03%, Margin 1.75% + 6 Month TB, Resets Semi-Annually, 7.046%, 12/01/20             4,618,770       4,653,353
 Federal National Mortgage Association (FNMA) (cont.)
 FNMA, Cap 13.05%, Margin 1.25% + COFI, Resets Monthly, 6.214%, 1/01/17 ............              $ 42,203        $ 42,313
 FNMA, Cap 13.063%, Margin 2.175% + CMT, Resets Annually, 7.667%, 4/01/19 ..........             4,977,862       5,057,291
 FNMA, Cap 13.083%, Margin 2.005% + CMT, Resets Annually, 7.523%, 6/01/19 ..........             3,919,259       3,914,727
 FNMA, Cap 13.14%, Margin 1.25% + COFI, Resets Monthly, 6.153%, 3/01/31 ............                22,424          22,513
 FNMA, Cap 13.14%, Margin 1.25% + COFI, Resets Monthly, 6.167%, 5/01/29 ............                41,340          41,503
 FNMA, Cap 13.147%, Margin 1.895% + CMT, Resets Annually, 7.508%, 4/01/19 ..........             4,151,491       4,244,615
 FNMA, Cap 13.155%, Margin 1.25% + COFI, Resets Monthly, 6.905%, 7/01/19 ...........                33,454          34,007
 FNMA, Cap 13.202%, Margin 2.478% + 6 Month DR, Resets Semi-Annually, 7.606%, 11/01/26           2,202,832       2,248,039
 FNMA, Cap 13.249%, Margin 2.00% + CMT, Resets Annually, 7.461%, 6/01/19 ...........             2,416,860       2,432,695
 FNMA, Cap 13.281%, Margin 2.00% + CMT, Resets Annually, 7.563%, 10/01/19 ..........             6,381,631       6,482,042
 FNMA, Cap 13.32%, Margin 1.25% + COFI, Resets Monthly, 7.452%, 4/01/03 ............             6,105,873       5,963,810
 FNMA, Cap 13.452%, Margin 2.148% + CMT, Resets Annually, 7.706%, 9/01/22 ..........            10,222,762      10,153,479
 FNMA, Cap 13.457%, Margin 1.903% + CMT, Resets Annually, 7.519%, 6/01/18 ..........             4,731,257       4,672,067
 FNMA, Cap 13.662%, Margin 2.177% + CMT, Resets Annually, 7.734%, 3/01/21 ..........             4,118,740       4,192,608
 FNMA, Cap 13.791%, Margin 2.143% + CMT, Resets Annually, 7.787%, 12/01/20 .........             6,381,244       6,453,868
 FNMA, Cap 13.797%, Margin 2.20% + CMT, Resets Annually, 7.614%, 3/01/19 ...........             2,267,863       2,292,958
 FNMA, Cap 13.80%, Margin 0.94% + 6 Month DR, Resets Semi-Annually, 6.776%, 7/01/24              4,677,625       4,720,802
 FNMA, Cap 13.887%, Margin 2.25% + CMT, Resets Annually, 7.75%, 2/01/19 ............             3,287,587       3,290,363
 FNMA, Cap 13.896%, Margin 2.25% + CMT, Resets Annually, 7.81%, 12/01/18 ...........             2,303,269       2,337,478
 FNMA, Cap 14.069%, Margin 2.089% + CMT, Resets Annually, 7.665%, 1/01/19 ..........             5,252,977       5,321,184
 FNMA, Cap 14.08%, Margin 1.25% + COFI, Resets Monthly, 6.167%, 2/01/26 ............                37,066          37,206
 FNMA, Cap 14.25%, Margin 1.25% + COFI, Resets Monthly, 6.15%, 1/01/16 .............                20,649          20,699
 FNMA, Cap 14.354%, Margin 2.07% + 5CMT, Resets Every 5 Years, 8.115%, 5/01/21 .....             8,462,776       8,406,488
 FNMA, Cap 14.42%, Margin 2.099% + CMT, Resets Annually, 7.711%, 3/01/20 ...........             2,500,894       2,530,347
 FNMA, Cap 14.887%, Margin 1.72% + CMT, Resets Annually, 7.298%, 1/01/16 ...........             7,097,340       7,062,471
 FNMA, Cap 14.952%, Margin 2.523% + CMT, Resets Annually, 8.011%, 5/01/19 ..........             2,368,164       2,418,975
                                                                                                            --------------
 Total Federal National Mortgage Association (Cost $229,390,708) ...................                           229,797,234
                                                                                                            --------------
 Government National Mortgage Association (GNMA) 4.6%
 GNMA, Cap 10.00%, Margin 1.50% + CMT, Resets Annually, 6.875%, 1/20/24 ............             5,558,682       5,639,436
 GNMA, Cap 11.00%, Margin 2.50% + CMT, Resets Annually, 8.00%, 7/20/25 .............             3,795,370       3,941,907
 GNMA, Cap 11.50%, Margin 1.50% + CMT, Resets Annually, 6.875%, 5/01/28 ............             4,739,969       4,729,788
                                                                                                            --------------
 Total Government National Mortgage Association (Cost $14,094,021) .................                            14,311,131
                                                                                                            --------------
 Total Long Term Investments (Cost $299,654,741) ...................................                           300,435,401
                                                                                                            --------------

 Joint Repurchase Agreement, 5.614%, 7/01/98, (Maturity Value $19,179,699) (Cost $19,176,708)  $19,176,708    $ 19,176,708
  BancAmerica Robertson Stephens
  Barclays Capital, Inc.
  Bear, Stearns & Co., Inc.
  BT Alex Brown, Inc.
  Chase Securities, Inc.
  CIBC Oppenheimer Corp.
  Donaldson, Lufkin & Jenrette Securities Corp.
  Dresdner Kleinwort Benson, North America, L.L.C.
  Greenwich Capital Markets, Inc.
  Paribas Corp.
  SBC Warburg Dillon Read, Inc.
    Collateralized by U.S. Treasury Bills & Notes
 Total Investments (Cost $318,831,449) 103.2% ......................................                           319,612,109
 Other Assets, less Liabilities (3.2)%..............................................                            (9,843,017)
                                                                                                            --------------
 Net Assets 100.0%..................................................................                          $309,769,092
                                                                                                            ==============

PORTFOLIO ABBREVIATIONS:
3CMT  -3 Year Constant Maturity Treasury Index
5CMT  -5 Year Constant Maturity Treasury Index
CMT   -1 Year Constant Maturity Treasury Index
COFI  -Eleventh District Cost of Funds Index
DR    -Discount Rate
NCI   -National Median Cost of Funds Index
TB    -Treasury Bill Rate

aInvestment is through participation in a joint account with other funds managed by the investment advisor. At June 30, 1998, all repurchase agreements had been entered into on that date.
bSufficient collateral has been segregated for securities traded on a when-issued or delayed delivery basis.

ADJUSTABLE RATE SECURITIES PORTFOLIOS
Financial Highlights


Adjustable Rate Securities Portfolio

                                            Eight Months
                                                Ended
                                            June 30, 1998             Year Ended October 31,
                                             (unaudited)    1997       1996      1995      1994     19931
                                          ------------------------------------------------------------------
Per share operating performance
(for a share outstanding throughout the period)
Net asset value, beginning of period .....         $9.95      $9.86      $9.81     $9.69    $10.03   $10.02
                                          -----------------------------------------------------------------
Income from investment operations:
 Net investment income ...................           .403       .616       .607      .625      .469     .368
 Net realized and unrealized gain (loss) .            --        .090       .050      .120     (.340)    .010
                                          ------------------------------------------------------------------
Total from investment operations .........           .403       .706       .657      .745      .129     .378
Less distributions from net investment income       (.403)     (.616)     (.607)    (.625)    (.469)   (.368)
                                          ------------------------------------------------------------------
Net asset value, end of period ...........         $9.95      $9.95      $9.86     $9.81    $ 9.69   $10.03
                                          ==================================================================

Total return* ............................          4.12%      7.38%      6.91%     7.94%     1.32%    3.83%

Ratios/supplemental data
Net assets, end of period (000's) ........       $24,192    $22,540    $20,534   $27,079   $41,619  $124,309
Ratios to average net assets:
 Expenses ................................           .25%**     .25%       .25%      .25%      .25%     .11%**
 Expenses excluding waiver
 and payments by affiliate ...............           .44%**     .44%       .47%      .47%      .43%     .47%**
 Net investment income ...................          6.11%**    6.20%      6.19%     6.36%     4.55%    4.76%**
Portfolio turnover rate ..................         52.49%    138.32%     46.78%    50.29%   192.06%  158.70%

1For the nine months ended October 31, 1993.
*Total return is not annualized.
**Annualized.

                                            See notes to financial statements.



ADJUSTABLE RATE SECURITIES PORTFOLIOS
Statement of Investments, June 30, 1998 (unaudited)


                                                                                                 PRINCIPAL
 Adjustable Rate Securities Portfolio                                                              AMOUNT           VALUE
aAdjustable Rate Mortgage Securities 79.2%
 FNMA, Cap 11.06%, Margin 1.98% + CMT, Resets Annually, 7.392%, 3/01/22 ............             $ 827,441       $ 857,729
 FNMA, Cap 12.02%, Margin 1.25% + COFI, Resets Monthly, 6.218%, 11/01/35 ...........                28,557          28,765
 FNMA, Cap 12.65%, Margin 1.75% + NCI, Resets Monthly, 6.625%, 10/01/28 ............               822,164         836,001
 FNMA, Cap 13.52%, Margin 1.25% + COFI, Resets Monthly, 6.218%, 8/01/26 ............               961,442         968,081
 FNMA, Cap 13.85%, Margin 2.13% + 3CMT, Resets Every 3 Years, 8.205%, 3/01/22 ......               819,183         850,424
 FNMA, Cap 13.86%, Margin 1.84% + CMT, Resets Annually, 7.33%, 8/01/16 .............               313,915         325,679
 FNMA, Cap 14.68%, Margin 2.125% + 3CMT, Resets Every 3 Years, 8.160%, 8/01/22 .....             1,600,609       1,677,481
 GNMA, Cap 11.00%, Margin 1.50% + CMT, Resets Annually, 7.00%, 11/20/21 ............             1,559,374       1,605,743
 Homeowners Federal Savings, Cap 13.00%, Margin 1.75% + CMT,
 Resets Annually, 7.307%, 1/25/18 ..................................................               736,156         746,509
 PHMS, Cap 11.67%, Margin 2.67% + CMT, Resets Annually, 8.097%, 7/25/22 ............               740,943         746,269
 PHMS, Cap 13.00%, Margin 2.53% + CMT, Resets Monthly, 8.128%, 8/25/21 .............               729,163         728,024
 RFC, Cap 10.00%, Margin 0.85% + COFI, Resets Monthly, 5.753%, 2/25/22 .............               543,940         543,452
 RFC, Cap 11.46%, Margin 2.25% + CMT, Resets Annually, 7.587%, 11/25/22 ............             1,030,741       1,039,068
 RTC, Cap 12.39%, Margin 1.61% + 6 Month DR, Resets Semi-Annually, 6.861%, 1/25/25 .             1,002,042         999,750
 RTC, Cap 13.82%, Margin 0.92% + 3CMT, Resets Every 3 Years, 7.005%, 4/25/22 .......             1,037,845       1,037,521
 RTC, Cap 14.69%, Margin 1.55% + 3CMT, Resets Every 3 Years, 7.385%, 6/25/22 .......             1,268,697       1,256,010
 RTC, Cap 16.48%, Margin NACR - 0.15%, Resets Annually, 7.510%, 7/25/20 ............               915,192         917,480
 Salomon Brothers Mortgage Securities, Cap 14.00%, Margin 0.96% + NACR,
 Resets Annually, 7.945%, 10/25/16 .................................................             1,135,017       1,132,180
 Saxon Mortgage Securities Corp., Cap 10.78%, Margin 2.78% + 6 Month LIBOR,
 Resets Semi-Annually,  8.713%, 5/25/24 ............................................               646,966         663,581
 Sears Mortgage Securities, Cap 12.34%, Margin 1.10% + COFI,
 Resets Monthly, 6.087%, 7/25/21 ...................................................               487,726         478,734
 Travelers Mortgage Services, Inc., Cap 13.95%,
 Margin 2.25% + CMT, Resets Annually, 7.791%, 12/25/18 .............................               650,911         649,691
 Western Federal Savings and Loan Association, Cap 12.25%,
Margin 0.75% + 1 Month LIBOR, Resets Monthly,
 6.406%, 6/25/20 ...................................................................               448,229         445,288
 Western Federal Savings and Loan Association, Cap 12.75%,
 Margin 0.75% + 1 Month LIBOR, Resets Monthly,
 6.406%, 7/25/20 ...................................................................               380,673         378,175
 Western Federal Savings and Loan Association, Cap 13.00%,
 Margin 1.80% + COFI, Resets Monthly,
 6.787%, 3/25/19 ...................................................................               250,205         250,155
                                                                                                             -------------
 Total Adjustable Rate Mortgage Securities (Cost $19,317,499).......................                            19,161,790
                                                                                                             -------------
 Fixed Rate Mortgage Securities 2.4%
 Countrywide Mortgage-Backed Securities, Inc., Series 1994-I,
Class A8, 6.25%, 7/25/09 (Cost $560,728) ...........................................               576,584         571,344
                                                                                                             -------------
 Other Adjustable Rate Securities 4.0%
 SBA, Cap 12.625%, Margin - 0.125% + Prime, Resets Quarterly,
8.375%, 8/25/20 (Cost $966,065) ....................................................               896,060         969,986
                                                                                                             -------------
 U.S. Government Securities 8.3%
 U.S. Treasury Notes, 5.375%, 1/31/00 ..............................................             1,000,000         997,813
 U.S. Treasury Notes, 5.875%, 2/15/00 ..............................................             1,000,000       1,005,626
                                                                                                             -------------
 Total U.S. Government Securities (Cost $2,004,531) ................................                             2,003,439
                                                                                                             -------------
 Total Long Term Investments (Cost $22,848,823) ....................................                            22,706,559
                                                                                                             -------------
 Joint Repurchase Agreement, 5.614%, 7/01/98,
(Maturity Value $1,355,289) (Cost $1,355,078).......................................            $1,355,078     $ 1,355,078
  BancAmerica Robertson Stephens
  Barclays Capital, Inc.
  Bear, Stearns & Co., Inc.
  BT Alex Brown, Inc.
  Chase Securities, Inc.
  CIBC Oppenheimer Corp.
  Donaldson, Lufkin & Jenrette Securities Corp.
  Dresdner Kleinwort Benson, North America, L.L.C.
  Greenwich Capital Markets, Inc.
  Paribas Corp.
  SBC Warburg Dillon Read, Inc.
    Collateralized by U.S. Treasury Bills & Notes
 Total Investments (Cost $24,203,901) 99.5% ........................................                            24,061,637
 Other Assets, less Liabilities .5%.................................................                               130,372
                                                                                                             -------------
 Net Assets 100.0% .................................................................                           $24,192,009
                                                                                                             =============

GLOSSARY OF ABBREVIATIONS
3CMT   - 3 Year Constant Maturity Treasury Index
CMT    - Constant Maturity Treasury Index
COFI   - Eleventh District Cost of Funds Index
DR     - Discount Rate
FNMA   - Federal National Mortgage Association
GNMA   - Government National Mortgage Association
LIBOR  - London Interbank Offered Rate
NACR   - National Average Contract Rate
NCI    - National Median Cost of Funds Index
PHMS   - Prudential Home Mortgage Securities
RFC    - Residential Finance Corp.
RTC    - Resolution Trust Corp.
SBA    - Small Business Administration

aInvestment is through participation in a joint account with other funds managed by the investment advisor. At June 30, 1998, all repurchase agreements had been entered into on that date.



ADJUSTABLE RATE SECURITIES PORTFOLIOS
Financial Statements


Statements of Assets and Liabilities
June 30, 1998 (unaudited)


                                                                            U.S. Government
                                                                            Adjustable Rate    Adjustable Rate
                                                                          Mortgage Portfolio Securities Portfolio
Assets:
 Investments in securities:
  Cost ...................................................................   $318,831,449     $24,203,901
                                                                          -------------------------------
  Value ..................................................................    319,612,109      24,061,637
 Cash ....................................................................        979,578              --
 Receivables:
  Investment securities sold .............................................      1,346,168              --
  Interest ...............................................................      2,126,269         174,213
                                                                          -------------------------------
      Total assets .......................................................    324,064,124      24,235,850
                                                                          -------------------------------
Liabilities:
 Payables:
  Investment securities purchased ........................................     14,264,238              --
  Capital shares redeemed ................................................             --          30,626
  Affiliates .............................................................         30,770           3,866
 Other liabilities .......................................................             24           9,349
                                                                          -------------------------------
      Total liabilities ..................................................     14,295,032          43,841
                                                                          -------------------------------
       Net assets, at value ..............................................   $309,769,092     $24,192,009
                                                                          ===============================
Net assets consist of:
 Net unrealized appreciation (depreciation) ..............................      $ 780,660      $ (142,264)
 Accumulated net realized loss ...........................................   (136,892,086)     (2,726,896)
 Capital shares ..........................................................    445,880,518      27,061,169
                                                                          -------------------------------
Net assets, at value .....................................................   $309,769,092     $24,192,009
                                                                          ===============================
Shares outstanding .......................................................     32,884,201       2,431,367
                                                                          ===============================
Net asset value and maximum offering price
per share (net asset value / shares outstanding) .........................          $9.42           $9.95
                                                                          ===============================

See notes to financial statements.

ADJUSTABLE RATE SECURITIES PORTFOLIOS
Financial Statements (continued)


Statements of Operations
for the eight months ended June 30, 1998 (unaudited)


                                                                            U.S. Government
                                                                            Adjustable Rate    Adjustable Rate
                                                                          Mortgage Portfolio Securities Portfolio
Investment income:
 Interest ................................................................    $13,562,437        $964,775
                                                                          -------------------------------
Expenses:
 Management fees (Note 3) ................................................        865,204          61,046
 Custodian fees ..........................................................          1,920             123
 Reports to shareholders .................................................            730             576
 Registration and filing fees ............................................          2,214              --
 Professional fees .......................................................         36,061           3,121
 Directors fees and expenses .............................................          4,140             275
 Other ...................................................................         11,782           2,048
                                                                          -------------------------------
      Total expenses .....................................................        922,051          67,189
      Expenses waived/paid by affiliate (Note 3) .........................       (384,049)        (29,266)
                                                                          -------------------------------
       Net expenses ......................................................        538,002          37,923
                                                                          -------------------------------
        Net investment income ............................................     13,024,435         926,852
                                                                          -------------------------------
Realized and unrealized gains (losses):
Net realized gain from investments .......................................        234,795           1,257
Net unrealized appreciation (depreciation) on investments ................     (2,285,575)          1,281
                                                                          -------------------------------
Net realized and unrealized gain (loss) ..................................     (2,050,780)          2,538
                                                                          -------------------------------
Net increase in net assets resulting from operations .....................    $10,973,655        $929,390
                                                                          ===============================


See notes to financial statements.

ADJUSTABLE RATE SECURITIES PORTFOLIOS
Financial Statements (continued)

Statements of Changes in Net Assets
for the eight months ended June 30, 1998 (unaudited) and the year ended October 31, 1997


                                                      U.S. Government                  Adjustable Rate
                                            Adjustable Rate Mortgage Portfolio      Securities Portfolio
                                                    1998          1997               1998          1997
Increase (decrease) in net assets:
 Operations:
  Net investment income .....................  $ 13,024,435   $ 23,464,424         $ 926,852  $ 1,500,611
  Net realized gain from investments ........       234,795        693,708             1,257       14,469
  Net unrealized appreciation (depreciation)
 on investments .............................    (2,285,575)     3,675,679             1,281      260,606
                                             ------------------------------------------------------------
      Net increase in net assets resulting
 from operations ............................    10,973,655     27,833,811           929,390    1,775,686
 Distributions to shareholders from:
  Net investment income .....................   (13,024,435)   (23,464,424)         (925,758)  (1,500,611)
 Capital share transactions (Note 2) ........   (30,721,218)   (68,259,294)        1,648,515    1,730,540
                                             ------------------------------------------------------------
  Net increase (decrease) in net assets .....   (32,771,998)   (63,889,907)        1,652,147    2,005,615
Net assets (there is no undistributed
 net investment  income at beginning
 or end of period):
  Beginning of period .......................   342,541,090    406,430,997        22,539,862   20,534,247
                                             ------------------------------------------------------------
  End of period .............................  $309,769,092   $342,541,090       $24,192,009  $22,539,862
                                             ============================================================

See notes to financial statements.

ADJUSTABLE RATE SECURITIES PORTFOLIOS
Notes to Financial Statements (unaudited)


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Adjustable Rate Securities Portfolios (the Trust) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two separate portfolios (the Portfolios) the U.S. Government Adjustable Rate Mortgage Portfolio (Mortgage Portfolio) and the Adjustable Rate Securities Portfolio (Securities Portfolio). The shares of the Trust are issued in private placements and are thus exempt from registration under the Securities Act of 1933. The investment objective of each Portfolio is to seek current income.

The following summarizes the Portfolios' significant accounting policies:

a. Security Valuation:

Securities listed or traded on a recognized national exchange or NASDAQ are valued at the latest reported sales price. Over-the-counter securities and listed securities for which no sale is reported are valued within the range of the latest quoted bid and asked prices. Securities for which market quotations are not readily available are valued at fair value as determined by management in accordance with procedures established by the Board of Trustees.

b. Income Taxes:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and distribute all of its taxable income.

c. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income are normally declared daily and distributed monthly to shareholders.

Common expenses incurred by the Trust are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis. d. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in each of the Portfolios' shares were as follows:




                                                           U.S. Government
                                                           Adjustable Rate              Adjustable Rate
                                                         Mortgage Portfolio          Securities Portfolio
                                                        Shares       Amount           Shares      Amount
Eight months ended June 30, 1998
 Shares sold .......................................  7,576,189  $ 71,568,917      1,022,683  $10,168,783
 Shares issued in reinvestment of distributions ....  1,379,212    13,024,433         93,091      925,759
 Shares redeemed ...................................(12,212,171) (115,314,568)      (950,310)  (9,446,027)
                                                    ------------------------------------------------------
      Net Increase (decrease) ...................... (3,256,770)$ (30,721,218)       165,464  $ 1,648,515
                                                    =====================================================
Year Ended October 31, 1997
 Shares sold ....................................... 14,468,647  $136,195,699      2,195,631  $21,698,569
 Shares issued in reinvestment of distributions ....  2,492,654    23,464,406        151,507    1,500,610
 Shares redeemed ...................................(24,217,403) (227,919,399)    (2,164,571) (21,468,639)
                                                    ------------------------------------------------------
      Net Increase (decrease) ...................... (7,256,102)$ (68,259,294)       182,567  $ 1,730,540
                                                    =====================================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and directors of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), the Portfolios' investment manager (a wholly-owned subsidiary of Franklin Resources, Inc.) and of Franklin Investors Securities Trust and Institutional Fiduciary Trust.

The Portfolios pay an investment management fee to Advisers based on the average net assets of the Portfolios as follows:

       Annualized
        Fee Rate    Average Daily Net Assets
         0.400%     First $5 billion
         0.350%     Over $5 billion, up to and including $10 billion
         0.330%     Over $10 billion, up to and including $15 billion

Fees are further reduced on net assets over $15 billion.

Advisers agreed in advance to waive management fees as noted in the Statement of Operations.

At June 30, 1998, 32,884,201 shares of the Mortgage Portfolio were owned by the following:

                                                                                               Percentage of
                                                                                       Shares   Outstanding
Name                                                                                    Owned     Shares
Franklin Adjustable U.S. Government Securities Fund .............................. 32,512,298          99%
Franklin Institutional Adjustable U.S. Government Securities Fund ................    371,903           1%

3. TRANSACTIONS WITH AFFILIATES (cont.)
At June 30, 1998, 2,431,367 shares of the Securities Portfolio were owned by the following:

                                                                                               Percentage of
                                                                                       Shares   Outstanding
Name                                                                                    Owned     Shares
Franklin Adjustable Rate Securities Fund..........................................  2,330,042          96%
Franklin Institutional Adjustable Rate Securities Fund............................     99,746           4%
Franklin Resources, Inc...........................................................      1,579           --

4. INCOME TAXES

At October 31, 1997, the Portfolios had tax basis capital losses which may be carried over to offset future capital gains. Such losses expire as follows:

                           U.S. Government     Adjustable
                           Adjustable Rate  Rate Securities
                         Mortgage Portfolio    Portfolio
Capital loss carryovers
 Expiring in: 2000 .....   $ 44,745,908      $ 42,138
           2001 ........     17,182,002        50,908
           2002 ........     67,102,060     1,987,888
           2003 ........      7,677,608       609,391
           2004 ........        419,303        37,828
                        -----------------------------
                           $137,126,881    $2,728,153
                        =============================

At June 30, 1998, the net unrealized appreciation (depreciation) based on the cost of investments for income tax purposes were as follows:

                           U.S. Government   Adjustable
                           Adjustable Rate Rate Securities
                         Mortgage Portfolio   Portfolio

Investment at cost.....    $318,831,449   $24,203,901
                        -----------------------------
Unrealized
 appreciation ..........    $ 2,074,757      $ 73,648
Unrealized
 depreciation.........      (1,294,097)     (215,912)
                        -----------------------------
Net unrealized
 appreciation
 (depreciation) ........      $ 780,660  $  (142,264)
                        -----------------------------

5. INVESTMENT TRANSACTIONS

Purchases and sales of securities (excluding short-term securities) for the eight months ended June 30, 1998 were as follows:

                           U.S. Government    Adjustable
                           Adjustable Rate  Rate Securities
                         Mortgage Portfolio    Portfolio

        Purchases          $ 87,126,861   $12,616,411
        Sales              $116,387,053   $11,786,829


Franklin Institutional Adjustable U.S. Government Securities Fund

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING
(PURSUANT TO ITEM 304 (a) of REGULATION S-T)

GRAPHIC MATERIAL  (1)

This chart shows in pie chart format the fund's securities breakdown by sector as a percentage of the fund's total net assets.

Portfolio Breakdown on 6/30/98

FNMA                                            74.8%
FHLMC                                           18.3%
GNMA                                            4.7%
Cash & Equivalents                              2.2%

GRAPHIC MATERIAL  (2)

The following line graph hypothetically compares the performance of the Franklin Institutional Adjustable U.S. Government Securities Fund to that of the Lehman Brothers Short 1-2 Year Government Index and the six-month Certificate of Deposits rate, based on a $1,000,000 investment from 12/2/91 to 6/30/98.

Period Ending  Lehman Brothers    6-Month CD           Franklin


12/2/91        $ 1,000,000         $ 1,000,000          $ 1,000,000.00
12/31/91       $ 1,012,581         $ 1,003,000          $ 1,005,763.00
1/31/92        $ 1,012,682         $ 1,006,009          $ 1,008,015.94
2/29/92        $ 1,015,619         $ 1,009,128          $ 1,013,299.68
3/31/92        $ 1,016,634         $ 1,012,357          $ 1,018,313.33
4/30/92        $ 1,025,377         $ 1,015,394          $ 1,021,505.08
5/31/92        $ 1,033,991         $ 1,018,440          $ 1,027,510.94
6/30/92        $ 1,042,779         $ 1,021,394          $ 1,035,289.46
7/31/92        $ 1,053,520         $ 1,023,947          $ 1,035,689.49
8/31/92        $ 1,061,000         $ 1,026,507          $ 1,040,608.75
9/30/92        $ 1,069,700         $ 1,028,868          $ 1,045,261.68
10/31/92       $ 1,064,780         $ 1,031,337          $ 1,042,846.61
11/30/92       $ 1,063,821         $ 1,034,225          $ 1,045,257.02
12/31/92       $ 1,072,970         $ 1,036,810          $ 1,048,967.84
1/31/93        $ 1,082,734         $ 1,039,299          $ 1,053,160.53
2/28/93        $ 1,090,313         $ 1,041,689          $ 1,058,546.93
3/31/93        $ 1,093,257         $ 1,044,085          $ 1,059,898.00
4/30/93        $ 1,099,270         $ 1,046,486          $ 1,065,207.09
5/31/93        $ 1,096,852         $ 1,048,893          $ 1,066,864.38
6/30/93        $ 1,103,652         $ 1,051,411          $ 1,072,501.14
7/31/93        $ 1,106,301         $ 1,053,934          $ 1,076,720.47
8/31/93        $ 1,114,045         $ 1,056,358          $ 1,080,246.26
9/30/93        $ 1,117,499         $ 1,058,788          $ 1,079,227.31
10/31/93       $ 1,119,957         $ 1,061,223          $ 1,077,841.78
11/30/93       $ 1,120,965         $ 1,063,664          $ 1,070,334.30
12/31/93       $ 1,124,888         $ 1,066,110          $ 1,067,321.89
1/31/94        $ 1,131,188         $ 1,068,456          $ 1,070,664.35
2/28/94        $ 1,126,211         $ 1,071,234          $ 1,066,444.93
3/31/94        $ 1,123,282         $ 1,074,340          $ 1,058,205.49
4/30/94        $ 1,120,250         $ 1,077,778          $ 1,052,679.41
5/31/94        $ 1,122,154         $ 1,081,550          $ 1,057,198.89
6/30/94        $ 1,124,623         $ 1,085,552          $ 1,060,601.89
7/31/94        $ 1,133,845         $ 1,089,569          $ 1,063,907.89
8/31/94        $ 1,137,473         $ 1,093,600          $ 1,064,247.81
9/30/94        $ 1,136,563         $ 1,097,974          $ 1,063,584.19
10/31/94       $ 1,139,745         $ 1,103,135          $ 1,052,943.74
11/30/94       $ 1,136,098         $ 1,108,209          $ 1,052,265.51
12/31/94       $ 1,138,825         $ 1,113,750          $ 1,049,385.97
1/31/95        $ 1,152,718         $ 1,119,096          $ 1,058,110.70
2/28/95        $ 1,166,436         $ 1,124,356          $ 1,070,549.09
3/31/95        $ 1,173,085         $ 1,129,641          $ 1,077,185.82
4/30/95        $ 1,182,587         $ 1,134,837          $ 1,087,677.18
5/31/95        $ 1,199,024         $ 1,139,830          $ 1,111,161.72
6/30/95        $ 1,205,379         $ 1,144,732          $ 1,107,344.71
7/31/95        $ 1,211,045         $ 1,149,654          $ 1,115,462.50
8/31/95        $ 1,217,705         $ 1,154,597          $ 1,123,656.94
9/30/95        $ 1,223,185         $ 1,159,562          $ 1,131,706.44
10/31/95       $ 1,232,237         $ 1,165,012          $ 1,136,580.89
11/30/95       $ 1,241,355         $ 1,169,905          $ 1,146,766.09
12/31/95       $ 1,250,045         $ 1,174,702          $ 1,150,707.93
1/31/96        $ 1,259,920         $ 1,179,401          $ 1,159,176.88
2/29/96        $ 1,257,148         $ 1,184,000          $ 1,160,354.70
3/31/96        $ 1,257,902         $ 1,188,736          $ 1,167,769.01
4/30/96        $ 1,260,292         $ 1,193,610          $ 1,168,760.99
5/31/96        $ 1,264,073         $ 1,198,504          $ 1,172,494.40
6/30/96        $ 1,272,543         $ 1,203,538          $ 1,184,635.55
7/31/96        $ 1,277,633         $ 1,208,713          $ 1,188,636.95
8/31/96        $ 1,282,871         $ 1,213,789          $ 1,191,353.53
9/30/96        $ 1,293,134         $ 1,218,887          $ 1,200,495.77
10/31/96       $ 1,306,065         $ 1,224,007          $ 1,213,159.41
11/30/96       $ 1,314,424         $ 1,229,147          $ 1,219,434.83
12/31/96       $ 1,316,527         $ 1,234,310          $ 1,225,718.46
1/31/97        $ 1,322,715         $ 1,239,494          $ 1,233,390.57
2/28/97        $ 1,326,551         $ 1,244,948          $ 1,241,018.28
3/31/97        $ 1,327,081         $ 1,250,675          $ 1,244,749.79
4/30/97        $ 1,337,035         $ 1,256,428          $ 1,254,982.54
5/31/97        $ 1,345,993         $ 1,262,207          $ 1,262,666.75
7/31/97        $ 1,366,804         $ 1,273,846          $ 1,284,929.00
8/29/97        $ 1,369,592         $ 1,279,706          $ 1,285,797.46
9/30/97        $ 1,378,891         $ 1,285,593          $ 1,296,109.88
10/31/97       $ 1,387,992         $ 1,291,378          $ 1,303,947.38
11/28/97       $ 1,391,913         $ 1,297,318          $ 1,304,869.43
12/31/97       $ 1,400,682         $ 1,303,232          $ 1,314,045.36
1/31/98        $ 1,407,714         $ 1,309,070          $ 1,324,546.35
2/28/98        $ 1,414,780         $ 1,314,986          $ 1,325,342.06
3/31/98        $ 1,420,581         $ 1,320,950          $ 1,328,871.25
4/30/98        $ 1,427,258         $ 1,326,951          $ 1,334,977.53
5/31/98        $ 1,434,537         $ 1,332,622          $ 1,339,518.27
6/30/98        $ 1,441,709         $ 1,338,623          $ 1,345,262.87

GRAPHIC MATERIAL  (3)

The following line graph hypothetically compares the performance of the Franklin Institutional Adjustable Rate Securities Fund to that of the Lehman Brothers Short 1-2 Year Government Index and the six-month Certificate of Deposits rate, based on a $1,000,000 investment from 1/3/92 to 6/30/98.

Period Ending  Lehman Brothers    6-Month CD           Franklin

01/03/92        $ 1,000,000       $ 1,000,000          $ 1,000,000.00
01/31/92        $ 1,000,090       $ 1,002,710          $ 1,000,000.00
02/28/92        $ 1,002,991       $ 1,005,818          $ 1,002,902.00
03/31/92        $ 1,003,994       $ 1,009,037          $ 1,006,472.29
04/30/92        $ 1,012,628       $ 1,012,064          $ 1,015,035.44
05/29/92        $ 1,021,134       $ 1,015,100          $ 1,019,505.24
06/30/92        $ 1,029,814       $ 1,018,044          $ 1,028,228.56
07/31/92        $ 1,040,421       $ 1,020,589          $ 1,031,395.22
08/31/92        $ 1,047,808       $ 1,023,140          $ 1,038,847.57
09/30/92        $ 1,056,400       $ 1,025,494          $ 1,045,264.85
10/31/92        $ 1,051,540       $ 1,027,955          $ 1,047,028.83
11/30/92        $ 1,050,594       $ 1,030,833          $ 1,050,643.25
12/31/92        $ 1,059,629       $ 1,033,410          $ 1,057,011.16
01/31/93        $ 1,069,272       $ 1,035,890          $ 1,062,116.88
02/28/93        $ 1,076,757       $ 1,038,273          $ 1,070,078.49
03/31/93        $ 1,079,664       $ 1,040,661          $ 1,075,910.18
04/30/93        $ 1,085,602       $ 1,043,054          $ 1,081,496.06
05/31/93        $ 1,083,214       $ 1,045,453          $ 1,084,023.90
06/30/93        $ 1,089,930       $ 1,047,963          $ 1,087,528.35
07/31/93        $ 1,092,545       $ 1,050,478          $ 1,092,990.93
08/31/93        $ 1,100,193       $ 1,052,894          $ 1,097,076.86
09/30/93        $ 1,103,604       $ 1,055,315          $ 1,100,207.60
10/31/93        $ 1,106,032       $ 1,057,743          $ 1,102,841.94
11/30/93        $ 1,107,027       $ 1,060,175          $ 1,104,743.10
12/31/93        $ 1,110,902       $ 1,062,614          $ 1,108,983.28
01/31/94        $ 1,117,123       $ 1,064,952          $ 1,111,629.97
02/28/94        $ 1,112,207       $ 1,067,720          $ 1,109,156.58
03/31/94        $ 1,109,316       $ 1,070,817          $ 1,099,484.07
04/30/94        $ 1,106,321       $ 1,074,243          $ 1,099,312.95
05/31/94        $ 1,108,201       $ 1,078,003          $ 1,103,343.01
06/30/94        $ 1,110,639       $ 1,081,992          $ 1,105,752.62
07/31/94        $ 1,119,747       $ 1,085,995          $ 1,110,744.91
08/31/94        $ 1,123,330       $ 1,090,013          $ 1,116,964.78
09/30/94        $ 1,122,431       $ 1,094,374          $ 1,114,188.39
10/31/94        $ 1,125,574       $ 1,099,517          $ 1,117,522.87
11/30/94        $ 1,121,972       $ 1,104,575          $ 1,118,367.07
12/31/94        $ 1,124,665       $ 1,110,098          $ 1,122,393.27
01/31/95        $ 1,138,386       $ 1,115,426          $ 1,129,077.48
02/28/95        $ 1,151,933       $ 1,120,669          $ 1,139,293.08
03/31/95        $ 1,158,499       $ 1,125,936          $ 1,145,099.01
04/30/95        $ 1,167,882       $ 1,131,115          $ 1,155,015.67
05/31/95        $ 1,184,116       $ 1,136,092          $ 1,168,401.30
06/30/95        $ 1,190,392       $ 1,140,977          $ 1,175,970.11
07/31/95        $ 1,195,987       $ 1,145,883          $ 1,178,480.80
08/31/95        $ 1,202,565       $ 1,150,811          $ 1,189,576.64
09/30/95        $ 1,207,976       $ 1,155,759          $ 1,195,752.96
10/31/95        $ 1,216,915       $ 1,161,191          $ 1,204,489.71
11/30/95        $ 1,225,920       $ 1,166,068          $ 1,211,919.18
12/31/95        $ 1,234,502       $ 1,170,849          $ 1,222,137.24
01/31/96        $ 1,244,254       $ 1,175,533          $ 1,228,524.33
02/29/96        $ 1,241,517       $ 1,180,117          $ 1,228,901.96
03/31/96        $ 1,242,262       $ 1,184,838          $ 1,234,070.58
04/30/96        $ 1,244,622       $ 1,189,695          $ 1,239,079.87
05/31/96        $ 1,248,356       $ 1,194,573          $ 1,241,182.16
06/30/96        $ 1,256,720       $ 1,199,590          $ 1,251,142.11
07/31/96        $ 1,261,747       $ 1,204,749          $ 1,256,240.32
08/31/96        $ 1,266,920       $ 1,209,809          $ 1,261,221.19
09/30/96        $ 1,277,055       $ 1,214,890          $ 1,270,352.91
10/31/96        $ 1,289,826       $ 1,219,992          $ 1,286,021.81
11/30/96        $ 1,298,081       $ 1,225,116          $ 1,294,004.57
12/31/96        $ 1,300,158       $ 1,230,262          $ 1,296,743.51
01/31/97        $ 1,306,268       $ 1,235,429          $ 1,303,117.06
02/28/97        $ 1,310,057       $ 1,240,865          $ 1,308,026.23
03/31/97        $ 1,310,581       $ 1,246,573          $ 1,318,640.37
04/30/97        $ 1,320,410       $ 1,252,307          $ 1,327,552.35
05/31/97        $ 1,329,257       $ 1,258,068          $ 1,336,246.95
06/30/97        $ 1,337,631       $ 1,263,855          $ 1,347,040.81
07/31/97        $ 1,349,809       $ 1,269,668          $ 1,361,395.44
08/28/97        $ 1,352,562       $ 1,275,509          $ 1,364,291.51
09/30/97        $ 1,361,746       $ 1,281,376          $ 1,374,083.63
10/31/97        $ 1,370,734       $ 1,287,142          $ 1,377,480.70
11/28/97        $ 1,374,606       $ 1,293,063          $ 1,381,921.27
12/31/98        $ 1,383,266       $ 1,298,958          $ 1,390,823.69
1/31/98         $ 1,390,210       $ 1,304,777          $ 1,401,787.49
2/28/98         $ 1,397,189       $ 1,310,674          $ 1,406,177.44
3/31/98         $ 1,402,918       $ 1,316,618          $ 1,412,051.94
4/30/98         $ 1,409,511       $ 1,322,599          $ 1,419,417.93
5/31/98         $ 1,416,700       $ 1,328,251          $ 1,426,942.85
6/30/98         $ 1,423,783       $ 1,334,233          $ 1,434,745.95






ANNUAL
REPORT

JUNE 30, 1998

INSTITUTIONAL FIDUCIARY TRUST

FRANKLIN CASH RESERVES FUND


Thank you for investing with Franklin Templeton. We encourage our investors to maintain a long-term perspective and remember that all securities markets move both up and down, as do portfolio share prices. We appreciate your past support and look forward to serving your investment needs in the years ahead.


GRAPHIC PICTURE OMITTED



Charles B. Johnson
Chairman of the Board
Institutional Fiduciary Trust



SHAREHOLDER LETTER

--------------------------------------------------------------------------------
Your Fund's Objective: The Franklin Cash Reserves Fund (the Fund) seeks high current income, consistent with capital preservation and liquidity. The Fund seeks to achieve this objective by investing all of its assets in The Money Market Portfolio (the Portfolio), whose investment objective is the same as the Fund's. The Fund's underlying portfolio is managed to maintain a stable net asset value of $1.00 per share, although there is no guarantee that it will accomplish this goal.
--------------------------------------------------------------------------------

Dear Shareholder:

We are pleased to bring you the annual report for the Franklin Cash Reserves Fund (the Fund), for the period ended June 30, 1998.

The Fund is a series of Franklin's Institutional Fiduciary Trust, and it is offered exclusively to qualified retirement plan participants and other institutional investors, including corporations, banks, savings and loan associations, and government entities.



You will find a complete listing of the fund's portfolio holdings, including the number of shares and dollar values, beginning on page 10 of this report.


CONTENTS

Shareholder Letter .......................     1

Overview of the Economy ..................     3

Franklin
Cash Reserves Fund .......................     5

Performance Summary ......................     7

Financial Highlights &
Statement of Investments .................     9

Financial Statements .....................    11

Notes to
Financial Statements .....................    14

Independent
Auditor's Report .........................    16

During the past year, the economic environment of moderate growth, tame inflation, and relatively stable and low interest rates provided an ideal investment climate. The Asian crisis dampened the effects of strong economic growth in selected sectors and eased inflationary pressures, thereby eliminating any need for policy action by the Federal Reserve Board. Within this environment, our managers adhered to a disciplined investment strategy, enabling them to seek out attractive opportunities through a variety of market conditions. We believe this approach benefits our shareholders in the long run, and we will continue to employ this strategy going forward.

Thank you for your investment in the Franklin Cash Reserves Fund. We look forward to serving your investment needs in the months and years ahead.

Sincerely,



Charles B. Johnson
Chairman of the Board


OVERVIEW OF THE ECONOMY

Strong U.S. economic growth over the past year continued at a healthy pace, as inflation remained low and short-term interest rates remained relatively stable. Annualized real GDP grew, averaging 3.8% for the three quarters ended March 1998, a figure considerably above the Federal Reserve Board's targeted long-term growth rate of 2.5%. Higher income levels, real estate prices, and stock prices combined with relatively low interest rates fueled the consumer sector of the economy, which was the primary driver of domestic growth during the period under review.

As a result of the strong economic growth, the U.S. unemployment rate declined to 4.3%, which was the lowest in 28 years. Preliminary estimates for the second quarter indicate that economic growth slowed slightly due to a wider trade deficit and a weakening manufacturing sector resulting from the Asian crisis. Inflation as measured by the CPI increased only 1.7% on a year over year basis through May, down from 2.4% during the same period in the previous year. Increased international competition, higher domestic productivity, and lower commodity prices all contributed to the deceleration in the rate of inflation.

While long-term interest rates declined during the period due to the deceleration in inflation, short-term interest rates remained relatively stable. The federal funds target rate remained unchanged at 5.5% over the past year, as low inflation coupled with the crisis in Asia offset strong economic growth. The Federal Reserve Board was discouraged from making any policy changes during the period.




GRAPHIC MATERIAL 1 OMITTED - SEE APPENDIX AT END OF DOCUMENT




Source: Bloomberg Financial Markets


Looking forward, we believe that relatively low interest rates and high equity and real estate prices will continue to stimulate consumer spending. We expect this to fuel domestic economic growth and ultimately lead to further wage pressures. However, we believe low inflation and the dampening effects of the Asian crisis will most likely offset U.S. economic strength, and prevent the Federal Reserve Board from making any policy changes in the near term. Until the uncertainties surrounding the Asian crisis are removed, we expect short-term interest rates to remain near current levels.


Thomas J. Runkel, CFA
Portfolio Manager



GRAPHIC PICTURE OMITTED


--------------------------------------------------------------------------------
Tom Runkel is a portfolio manager for Franklin's taxable money market funds. He joined Franklin in 1983 and served as an equity and money market trader from 1985 to 1989.

Mr. Runkel received a Bachelor of Science degree in political science from the University of California at Davis and a Master of Business Administration degree from Santa Clara University. He is a Chartered Financial Analyst (CFA).
--------------------------------------------------------------------------------

FRANKLIN CASH RESERVES FUND

The Franklin Cash Reserve Fund's investment objective is to provide high current income, consistent with capital preservation and liquidity. It seeks to achieve this by investing all of its assets in The Money Market Portfolio, whose investment objective is the same as the Fund's. The Portfolio, in turn, invests in various money market instruments such as:

o    U.S. government and federal agency obligations1

o    Certificates of deposit

o    Banker's acceptances

o    High grade commercial paper

o    High grade short-term corporate obligations

o    Repurchase agreements collateralized by U.S. government securities1

The chart to the right illustrates the Portfolio's composition on June 30, 1998.

The Portfolio's holdings are limited to money market instruments within the two highest rating categories assigned by Standard & Poor's, or in non-rated securities determined by the managers to be of comparable quality. In addition, the Portfolio invests 100% of its assets in securities with remaining maturities of 397 days or less. Such relatively short maturities allow the Portfolio to adjust quickly to changing interest rates.



1. U.S. government securities owned by the Portfolio or held under repurchase agreement, but not shares of the Franklin Cash Reserves Fund, are guaranteed by the U.S. government as to the timely payment of principal and interest.




GRAPHIC MATERIAL 2 OMITTED - SEE APPENDIX AT END OF DOCUMENT




SECURITY SELECTION CRITERIA

Portfolio managers employ specific guidelines for determining buy-and-sell opportunities. Each issuer must meet the majority of our strict internal credit standards in order to be deemed an approved credit.

Through investing in a portfolio of high quality, short-term securities, the Franklin Cash Reserves Fund is designed to provide a high level of credit safety combined with a stable net asset value.2 As a result, investors often use the Fund for qualified retirement assets, as well as monies held in fiduciary, advisory and custodial capacities. Its competitive yield has also made it an attractive alternative cash management tool for corporations, banks, savings and loan associations and trust companies.3



2. An investment in the Franklin Cash Reserves Fund is neither insured nor guaranteed by the U.S. government or by any other entity or institution. There is no assurance that the $1.00 share price will be maintained.
3. Regulated investors should review their applicable investment restrictions to determine whether the Fund is a permissible investment.


PERFORMANCE SUMMARY

During the reporting period, the Federal Reserve's target for the federal funds rate remained unchanged due to an economic climate of moderate growth and tame inflation. The relatively stable short-term interest rate environment was reflected in the Fund's seven-day yield, which began the period at 5.15% on June 30, 1997, dropped a basis point to 5.14%, as of June 30, 1998.4 The Fund's average weighted maturity was extended from 39 days on June 30, 1997, to 56 days as of June 30, 1998.

Weekly 7-day yields for the reporting period are shown below.5 Of course, past performance cannot guarantee future results.



4. Annualized and effective yields are for the 7-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses. Past performance does not guarantee future results. Franklin Advisers, Inc., the administrator and manager of the underlying Portfolio, has agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.50% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 4.85% and 4.97%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.
5. Source for the Lipper Institutional Money Market Funds Index is Lipper Analytical Services, Inc. As of June 30, 1998, there were 192 funds in the Institutional Money Market category. This index is unmanaged, and one cannot invest directly in an index. Total return calculations show the change in the value of an investment over the periods indicated and assume reinvestment of dividends and capital gains, if any, at net asset value.



Past performance is not predictive of future results.




GRAPHIC MATERIAL 3 OMITTED - SEE APPENDIX AT END OF DOCUMENT




Performance Figures
Period Ended June 30, 1998
-----------------------------------------------------
Seven-Day Current Yield6                 5.14%
Seven-Day Effective Yield6               5.27%
Average Weighted Maturity                56 days

6. Annualized and effective yields are for the 7-day period shown and reflect fluctuations in interest rates on Portfolio investments and Fund expenses. Past performance does not guarantee future results. Franklin Advisers, Inc., the administrator and manager of the underlying Portfolio, has agreed in advance to waive a portion of its management fees and make payments of certain other expenses to limit total operating expenses to no more than 0.50% per annum of average net assets. Without these reductions, the Fund's current and effective 7-day yields for the period would have been 4.85% and 4.97%, respectively. Franklin Advisers, Inc. may discontinue these arrangements at any time, upon notice to the Fund's Board of Trustees.



Past performance is not predictive of future results.



INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Highlights

                                                                               YEAR ENDED JUNE 30,
                                                                 ------------------------------------------------
                                                                    1998        1997         1996        1995
                                                                 ------------------------------------------------
PER SHARE OPERATING PERFORMANCE
(for a share outstanding throughout the year)

Net asset value, beginning of year .......................          $1.00       $1.00        $1.00       $1.00
                                                                 ------------------------------------------------

Income from investment operations - net investment income.            .051        .050         .052        .052

Less distributions from net investment income ............           (.051)      (.050)       (.052)      (.052)
                                                                 ------------------------------------------------

Net asset value, end of year .............................          $1.00       $1.00        $1.00       $1.00
                                                                 ================================================

Total return** ...........................................           5.28%       5.11%        5.35%       5.34%

RATIOS/SUPPLEMENTAL DATA

Net assets, end of year (000's) ..........................         $119,585     $76,510      $30,381     $14,545

Ratios to average net assets:

 Expenses1 ...............................................            .50%        .50%         .49%        .40%

 Expenses excluding waiver and payments by affiliate1 ....            .77%        .69%         .73%        .79%

 Net investment income ...................................           5.14%       5.00%        5.10%       5.69%


**Total return is not annualized.
1The expense ratio includes the Fund's share of the Portfolio's allocated expenses.



                       See notes to financial statements.



INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

STATEMENT OF INVESTMENTS, June 30, 1998


                                                                                          SHARES         VALUE
------------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS  98.6%
The Money Market Portfolio (Note 1) (Cost $117,900,101) .........................      117,900,101    $117,900,101
OTHER ASSETS, LESS LIABILITIES 1.4% .............................................                        1,684,482
                                                                                                        ----------
NET ASSETS 100.0% ...............................................................                     $119,584,583
                                                                                                        ==========



                       See notes to financial statements.



INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Statements


STATEMENT OF ASSETS AND LIABILITIES
June 30, 1998


Assets:
 Investments in securities, at value and cost ..................................  $117,900,101
 Receivable for capital shares sold.............................................     2,585,188
                                                                                    ----------
      Total assets .............................................................   120,485,289
                                                                                    ----------
Liabilities:
 Payables:
  Capital shares redeemed ......................................................       839,392
  Affiliates ...................................................................        48,215
 Other liabilities .............................................................        13,099
                                                                                    ----------
      Total liabilities ........................................................       900,706
                                                                                    ----------
Net assets, at value (equivalent to $1.00 per share based
 on 119,584,583 shares outstanding) ............................................  $119,584,583
                                                                                    ==========



                       See notes to financial statements.



INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Statements (continued)


STATEMENT OF OPERATIONS
for the year ended June 30, 1998


Investment income:
 Dividends .....................................................................            $6,427,687
                                                                                            ----------

Expenses:
 Administrative fees (Note 3) ..................................................  $292,245
 Distribution fees (Note 3) ....................................................   301,356
 Transfer agent fees (Note 3) ..................................................    80,208
 Custodian fees ................................................................     1,489
 Reports to shareholders .......................................................     5,691
 Registration and filing fees ..................................................    18,657
 Professional fees .............................................................     5,359
 Trustees' fees and expenses ...................................................     5,023
 Other .........................................................................     1,120
                                                                                ----------
      Total expenses ...........................................................               711,148
      Expenses waived/paid by affiliate (Note 3) ...............................              (301,859)
                                                                                            ----------
       Net expenses ............................................................               409,289
                                                                                            ----------
        Net investment income ..................................................             6,018,398
                                                                                            ----------
Net increase in net assets resulting from operations ...........................            $6,018,398
                                                                                            ==========



                       See notes to financial statements.



INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND
Financial Statements (continued)


STATEMENTS OF CHANGES IN NET ASSETS
for the years ended June 30, 1998 and 1997


                                                                                     1998           1997
                                                                                  -------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income ......................................................   $ 6,018,398   $ 2,961,172
 Distributions to shareholders from net investment income ....................    (6,018,398)   (2,961,172)
 Capital share transactions (Note 2) .........................................    43,074,366    46,129,160
                                                                                  -------------------------
      Net increase in net assets .............................................    43,074,366    46,129,160
Net assets (there is no undistributed net investment income
 at beginning or end of year):
 Beginning of year ...........................................................    76,510,217    30,381,057
                                                                                  -------------------------
 End of year .................................................................  $119,584,583   $76,510,217
                                                                                  =========================



                       See notes to financial statements.



INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Franklin Cash Reserves Fund (the Fund) is a separate, diversified series of Institutional Fiduciary Trust (the Trust), which is an open-end investment company registered under the Investment Company Act of 1940. The Fund's objective is to seek current income.

The Fund invests substantially all of its assets in The Money Market Portfolio (the Portfolio), which is registered under the Investment Company Act of 1940 as a diversified, open-end investment company having the same investment objectives as the Fund. The financial statements of the Portfolio, including the Statement of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

The following summarizes the Fund's significant accounting policies.

a. Security Valuation:

The Fund holds Portfolio shares that are valued at its proportionate interest in net asset value of the Portfolio. As of June 30, 1998, the Fund owns 5.77% of the Portfolio.

b. Income Taxes:

No provision has been made for income taxes because the Fund's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

c. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Fund.

Common expenses incurred by the Trust are allocated among the Funds based on the ratio of net assets of each Fund to the combined net assets. Other expenses are charged to each Fund on a specific identification basis.

d. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.


2. SHARES OF BENEFICIAL INTEREST

At June 30, 1998, there were an unlimited number of shares authorized (no par value). Transactions in the Fund's shares were as follows:


                                                    YEAR ENDED JUNE 30,
                                                ---------------------------
                                                    1998           1997
                                                ---------------------------
     Shares sold.........................       $326,338,904   $222,797,987
     Shares issued in reinvestment.......
      of distributions...................          5,965,145      2,916,349
     Shares redeemed.....................       (289,229,683)  (179,585,176)
                                                ---------------------------
       Net increase .....................       $ 43,074,366   $ 46,129,160
                                                ===========================


3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Trust are also officers and/or directors of Franklin Advisers, Inc. (Advisers), Franklin/Templeton Distributors, Inc. (Distributors), and Franklin/Templeton Investor Services, Inc. (Investor Services), the Fund's administrative manager, principal underwriter, and transfer agent, respectively, and of The Money Market Portfolios.

The Fund pays an administrative fee to Advisers of .25% per year of the Fund's average daily net assets.

Advisers agreed in advance to waive administrative fees and assume payment of other expenses as noted in the Statement of Operations.

The Fund reimburses Distributors up to .25% per year of its average daily net assets, for costs incurred in marketing the Fund's shares.

The Fund paid transfer agent fees of $80,208, of which $9,744 was paid to Investor Services.



INSTITUTIONAL FIDUCIARY TRUST
FRANKLIN CASH RESERVES FUND

Independent Auditor's Report


To the Shareholders and Board of Trustees of Institutional Fiduciary Trust

We have audited the accompanying statement of assets and liabilities of the Franklin Cash Reserve Fund of the Institutional Fiduciary Trust (the Fund), including the Fund's statement of investments as of June 30, 1998, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Franklin Cash Reserves Fund of the Institutional Fiduciary Trust as of June 30, 1998, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.


PricewaterhouseCoopers LLP


San Francisco, California
July 30, 1998





THE MONEY MARKET PORTFOLIOS
Financial Highlights




The Money Market Portfolio
                                                                           Year Ended June 30,
                                                              ----------------------------------------------
                                                              1998       1997        1996     1995      1994
                                                              ----------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............           $1.00       $1.00      $1.00     $1.00     $1.00
                                                             ------------------------------------------------
Income from investment operations - net investment income      .055        .053       .055      .053      .033
Less distributions from net investment income ....            (.055)      (.053)     (.055)    (.053)    (.033)
                                                             -------------------------------------------------
Net asset value, end of year .....................           $1.00       $1.00      $1.00     $1.00     $1.00
                                                             ================================================

Total return** ...................................            5.64%       5.47%      5.66%     5.46%     3.33%

Ratios/supplemental data
Net assets, end of year (000's) ..................      $2,043,629  $1,773,546  $1,550,085 $1,305,574  $219,189
Ratios to average net assets:
 Expenses ........................................             .15%        .15%       .15%      .15%      .15%
 Expenses excluding waiver and payments by affiliate           .16%        .16%       .16%      .16%      .17%
 Net investment income ...........................            5.50%       5.34%      5.50%     5.42%     3.25%

**Total return is not annualized.

                                            See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Statement of Investments, June 30, 1998



                                                                                       PRINCIPAL
    The Money Market Portfolio                                                          AMOUNT             VALUE
     Certificates of Deposit 26.9%
    Australia & New Zealand Banking Group, New York Branch,

    5.56% - 5.59%, 8/27/98 - 9/23/98 ..........................................       $50,000,000      $ 50,000,000
    Bank of Montreal, Chicago Branch, 5.605%, 9/24/98 .........................        25,000,000        25,000,861
    Bank of Nova Scotia, Portland Branch, 5.56%, 8/31/98 ......................        25,000,000        25,000,000
    Bayerische Vereinsbank, New York Branch, 5.85%, 12/18/98 ..................        25,000,000        25,009,492
    Commerzbank AG, New York Branch, 5.54%, 8/25/98 ...........................        25,000,000        25,000,743
    Credit Agricole, New York Branch, 5.52%, 8/10/98 ..........................        25,000,000        25,000,000
    Credit Communal de Belgique, New York Branch, 5.59%, 7/29/98 - 7/30/98 ....        50,000,000        50,000,391
    Deutsche Bank AG, New York Branch, 5.59% - 5.60%, 7/08/98 - 7/31/98 .......        50,000,000        50,000,205
    National Westminster Bank, Plc., New York Branch,
    5.69% - 5.745%, 7/06/98 - 4/06/99 .........................................        50,000,000        49,989,281
    Royal Bank of Canada, New York Branch, 5.68%, 3/29/99 .....................        25,000,000        24,985,850
    Societe Generale, New York Branch, 5.56% - 5.58%, 8/07/98 - 10/08/98 ......        75,000,000        75,000,000
    Svenska Handelsbanken, New York Branch, 5.58%, 9/22/98 ....................        25,000,000        25,000,000
    Swiss Bank Corp., New York Branch, 5.81%, 4/29/99 .........................        25,000,000        24,992,081
    Toronto Dominion Bank, New York Branch, 5.60%, 12/03/98 ...................        25,000,000        25,000,000
    Westdeutsche Landesbank, New York Branch, 5.60%, 7/09/98 - 7/10/98 ........        50,000,000        50,000,000
                                                                                                    ---------------
    Total Certificates of Deposit (Cost $549,978,904)..........................                         549,978,904
                                                                                                    ---------------
  a Commercial Paper 57.5%
    Abbey National North America, 5.42% - 5.445%, 8/24/98 - 10/22/98 ..........        50,000,000        49,369,469
    American Express Credit Corp., 5.50%, 7/13/98 - 8/17/98 ...................        80,000,000        79,556,944
    Associates Corp. of North America, 5.50%, 7/21/98 - 8/18/98 ...............        75,000,000        74,660,070
    Bank of Montreal, 5.50%, 7/23/98 ..........................................        25,000,000        24,915,972
    Chevron U.K. Investment, Plc., 5.51%, 8/11/98 .............................        10,000,000         9,937,247
    CIESCO, L.P., 5.50% - 5.52%, 8/19/98 - 9/08/98 ............................        75,000,000        74,311,542
    Commonwealth Bank of Australia, 5.42% - 5.455%, 10/19/98 - 11/25/98 .......        50,000,000        49,029,108
    Cregem North America, Inc., 5.50%, 7/28/98 ................................        25,000,000        24,896,875
    Deutsche Bank Financial, Inc., 5.50%, 8/14/98 .............................        25,000,000        24,831,944
    General Electric Capital Corp., 5.50%, 7/24/98 - 8/26/98 ..................        75,000,000        74,564,583
    Generale Bank, Inc., 5.43% - 5.45%, 9/04/98 - 10/21/98 ....................        75,000,000        73,926,820
    Goldman Sachs Group, L.P., 5.50%, 9/03/98 .................................        25,000,000        24,755,556
    J.P. Morgan & Co., Inc., 5.48% - 5.50%, 9/02/98 - 12/04/98 ................        50,000,000        49,165,708
    Merrill Lynch & Co., Inc., 5.50% - 5.51%, 7/01/98 - 8/06/98 ...............        50,000,000        49,862,500
    Morgan Stanley Dean Witter & Co., 5.49% - 5.52%, 7/17/98 - 8/28/98 ........        80,000,000        79,630,214
    Motorola, Inc., 5.49%, 9/16/98 ............................................        25,000,000        24,706,438
    National Australian Funding (DE), Inc., 5.45% - 5.505%, 8/12/98 - 12/01/98         75,000,000        73,969,979
    National Rural Utilities Cooperative Finance Corp., 5.50%, 8/21/98 - 9/25/98       65,000,000        64,297,986
    Royal Bank of Canada, 5.38%, 8/03/98 ......................................        25,000,000        24,876,708
    Salomon Smith Barney Holdings, Inc., 5.50% - 5.52%, 7/14/98 - 8/04/98 .....        75,000,000        74,766,639
    Svenska Handelsbanken, Inc., 5.51% - 5.52%, 7/27/98 - 9/10/98 .............        50,000,000        49,628,659
    Toronto Dominion Holdings USA, Inc., 5.50%, 7/02/98 .......................        25,000,000        24,996,181
    Toyota Motor Credit Corp., 5.50%, 9/21/98 .................................        25,000,000        24,686,806
    U.S. Central Credit Union, 5.50%, 7/16/98 .................................        25,000,000        24,942,708
    Westpac Capital Corp., 5.495%, 7/07/98 ....................................        25,000,000        24,977,104
                                                                                                    ---------------
    Total Commercial Paper (Cost $1,175,263,760) ..............................                       1,175,263,760
                                                                                                    ---------------
    Total Investments before Repurchase Agreements (Cost $1,725,242,664).......                       1,725,242,664
                                                                                                    ---------------




                                                                                       PRINCIPAL
  The Money Market Portfolio                                                            AMOUNT              VALUE
  a,dRepurchase Agreements 15.2%
    Barclays Capital, Inc., 5.125%, 7/01/98 (Maturity Value $50,007,118)
     Collaterallized by U.S. Treasury Notes ...................................       $50,000,000      $ 50,000,000
    CIBC Oppenheimer Corp., 5.25%, 7/01/98 (Maturity Value $50,007,292)
     Collaterallized by U.S. Treasury Notes ...................................        50,000,000        50,000,000
    J.P. Morgan Securities, Inc., 5.55%, 7/01/98 (Maturity Value $80,052,340)
     Collaterallized by U.S. Treasury Notes ...................................        80,040,000        80,040,000
    Morgan Stanley & Co., Inc., 5.65%, 7/01/98 (Maturity Value $80,057,563)
     Collaterallized by U.S. Treasury Notes ...................................        80,045,000        80,045,000
    SBC Warburg Dillon Read, Inc., 5.25%, 7/01/98 (Maturity Value $50,007,292)
     Collaterallized by U.S. Treasury Notes ...................................        50,000,000        50,000,000
                                                                                                    ---------------
    Total Repurchase Agreements (Cost $310,085,000) ...........................                         310,085,000
                                                                                                    ---------------
    Total Investments (Cost $2,035,327,664) 99.6% .............................                       2,035,327,664
    Other Assets, less Liabilities .4% ........................................                           8,301,639
                                                                                                    ---------------
    Net Assets 100.0% .........................................................                      $2,043,629,303
                                                                                                    ===============

aSecurities are traded on a discount basis; the rates shown are the discount rates at the time of purchase by the portfolio.

See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Financial Highlights



The U.S. Government Securities Money Market Portfolio




                                                                       Year Ended June 30,
                                                  --------------------------------------------------------
                                                             1998      1997       1996     1995      1994
                                                  --------------------------------------------------------
Per share operating performance
(for a share outstanding throughout the year)
Net asset value, beginning of year ...............          $1.00      $1.00      $1.00    $1.00     $1.00
                                                  --------------------------------------------------------
Income from investment operations - net
 investment income ...............................            .054       .052       .054     .052      .032
Less distributions from net investment income ....           (.054)     (.052)     (.054)   (.052)    (.032)
                                                  --------------------------------------------------------
Net asset value, end of year .....................          $1.00      $1.00      $1.00    $1.00     $1.00
                                                  --------------------------------------------------------

Total return** ...................................           5.53%      5.34%      5.55%    5.32%     3.25%

Ratios/supplemental data
Net assets, end of year (000's) ..................       $263,226   $285,629   $285,701 $474,654  $218,548
Ratios to average net assets:
 Expenses ........................................            .15%       .15%       .15%     .15%      .15%
 Expenses excluding waiver and payments by affiliate          .16%       .16%       .17%     .16%      .17%
 Net investment income ...........................           5.40%      5.20%      5.45%    5.25%     3.20%

**Total return is not annualized.

                                            See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Statement of Investments, June 30, 1998



                                                                                       PRINCIPAL
 The U.S. Government Securities Money Market Portfolio                                  AMOUNT             VALUE
     Government Securities 19.0%
     U.S. Treasury Notes, 5.25%, 7/31/98 .......................................      $10,000,000       $ 9,997,058
     U.S. Treasury Notes, 4.75%, 9/30/98 .......................................       20,000,000        19,955,490
     U.S. Treasury Notes, 5.125%, 11/30/98 .....................................       10,000,000         9,989,313
     U.S. Treasury Notes, 5.125%, 12/31/98 .....................................        5,000,000         4,991,209
     U.S. Treasury Notes, 7.00%, 4/15/99 .......................................        5,000,000         5,053,922
                                                                                                    ---------------
     Total Government Securities (Cost $49,986,992).............................                         49,986,992
                                                                                                    ---------------
     Repurchase Agreements 80.9%
     BancAmerica Robertson Stephens, 5.65%, 7/01/98 (Maturity Value $11,001,726)
      Collateralized by U.S. Treasury Bills.....................................       11,000,000        11,000,000
     Bear, Stearns & Co., Inc., 5.75%, 7/01/98 (Maturity Value $11,001,757)
      Collateralized by U.S. Treasury Notes.....................................       11,000,000        11,000,000
     Chase Securities, Inc., 5.60%, 7/01/98 (Maturity Value $11,001,711)
      Collateralized by U.S. Treasury Notes.....................................       11,000,000        11,000,000
     CIBC Oppenheimer Corp., 5.75%, 7/01/98 (Maturity Value $11,001,757)
      Collateralized by U.S. Treasury Notes.....................................       11,000,000        11,000,000
     Donaldson, Lufkin & Jenrette Securities Corp., 5.75%, 7/01/98
      (Maturity Value $11,001,757)
      Collateralized by U.S. Treasury Notes.....................................       11,000,000        11,000,000
     Dresdner Kleinwort Benson, North America, L.L.C., 5.70%,
      7/01/98 (Maturity Value $11,001,742)
      Collateralized by U.S. Treasury Notes.....................................       11,000,000        11,000,000
     J.P. Morgan Securities, Inc., 5.55%, 7/01/98 (Maturity Value $40,006,167)
      Collateralized by U.S. Treasury Bills, U.S. Treasury Notes................       40,000,000        40,000,000
     J.P. Morgan Securities, Inc., 5.45%, 7/01/98 (Maturity Value $16,977,570)
      Collateralized by U.S. Treasury Bills, U.S. Treasury Notes................       16,975,000        16,975,000
     Merrill Lynch Government Securities, Inc., 5.60%, 7/01/98
      (Maturity Value $11,001,711)
      Collateralized by U.S. Treasury Notes.....................................       11,000,000        11,000,000
     Morgan Stanley & Co. Inc., 5.65%, 7/01/98 (Maturity Value $56,983,942)
      Collateralized by U.S. Treasury Bills, U.S. Treasury Notes................       56,975,000        56,975,000
     Paribas Corp., 6.00%, 7/01/98 (Maturity Value $11,001,833)
      Collateralized by U.S. Treasury Bills, U.S. Treasury Notes................       11,000,000        11,000,000
     SBC Warburg Dillon Read, Inc., 5.90%, 7/01/98 (Maturity Value $11,001,803)
      Collateralized by U.S. Treasury Notes.....................................       11,000,000        11,000,000
                                                                                                    ---------------
     Total Repurchase Agreements (Cost $212,950,000) ...........................                        212,950,000
                                                                                                    ---------------
     Total Investments (Cost $262,936,992) 99.9%................................                        262,936,992
     Other Assets, less Liabilities .1%.........................................                            289,386
                                                                                                    ---------------
     Net Assets 100.0%..........................................................                       $263,226,378
                                                                                                    ===============




                                            See notes to financial statements.


THE MONEY MARKET PORTFOLIOS
Financial Statements

Statements of Assets and Liabilities
June 30, 1998


                                                                                                 The U.S.
                                                                                                Government
                                                                                                Securities
                                                                                  The Money    Money Market
                                                                              Market Portfolio   Portfolio
                                                                       ------------------------------------
Assets:
 Investments in securities, at value and cost..........................       $1,725,242,664  $ 49,986,992
 Repurchase agreements, at value and cost..............................          310,085,000   212,950,000
 Cash..................................................................                4,644         2,198
 Interest Receivable...................................................            8,854,888       609,004
                                                                       -----------------------------------
Total assets...........................................................        2,044,187,196   263,548,194
                                                                       -----------------------------------

Liabilities:
 Payables:
  Capital shares redeemed..............................................              268,649       259,167
  Affiliates...........................................................              277,741        50,590
 Other liabilities.....................................................               11,503        12,059
                                                                       -----------------------------------
Total liabilities......................................................              557,893       321,816
                                                                       -----------------------------------
Net assets, at value...................................................       $2,043,629,303  $263,226,378
                                                                       ===================================
Shares outstanding.....................................................        2,043,629,303   263,226,378
                                                                       ===================================
Net asset value per share..............................................                $1.00         $1.00
                                                                       ===================================

                                            See notes to financial statements.

THE MONEY MARKET PORTFOLIOS

Statements of Operations
for the year ended June 30, 1998


                                                                                                 The U.S.
                                                                                                Government
                                                                                                Securities
                                                                                   The Money   Money Market
                                                                               Market Portfolio  Portfolio
                                                                       ------------------------------------
Investment income:
 Interest..............................................................         $111,619,440   $14,584,936
                                                                       -----------------------------------
Expenses:
 Management fees (Note 3)..............................................            2,963,304       394,321
 Custodian fees........................................................               16,868         2,474
 Reports to shareholders...............................................                4,316           855
 Professional fees.....................................................               86,132        11,131
 Trustees' fees and expenses...........................................                6,833           974
 Other.................................................................               20,769        11,625
                                                                       -----------------------------------
  Total expenses.......................................................            3,098,222       421,380
  Expenses waived/paid by affiliate (Note 3)...........................            (132,446)       (26,888)
                                                                       ------------------------------------
Net expenses...........................................................            2,965,776       394,492
                                                                       -----------------------------------
 Net investment income.................................................          108,653,664    14,190,444
                                                                       -----------------------------------
Net increase in net assets resulting from operations...................         $108,653,664   $14,190,444
                                                                       ===================================

                                             See notes to fnancial statements.


THE MONEY MARKET PORTFOLIOS

Statements of Changes in Net Assets
for the years ended June 30, 1998 and 1997


                                                                              The U.S. Government Securities
                                                The Money Market Portfolio        Money Market Portfolio
                                            ------------------------------------------------------------
                                                    1998           1997            1998           1997
                                            ------------------------------------------------------------
Increase (decrease) in net assets:
 Operations:
  Net investment income.....................    $108,653,664    $90,724,056     $14,190,444  $14,032,778
  Net realized gain (loss) from investments.              --           (931)             --        3,978
                                            ------------------------------------------------------------
Net increase in net assets
 resulting from operations .................     108,653,664     90,723,125      14,190,444   14,036,756
 Distributions to shareholders
 from net investment income.................    (108,653,664)   (90,723,125)+   (14,190,444) (14,036,756)++
 Capital share transactions (Note 2)........     270,083,314    223,460,742       4,597,201  (27,071,927)
                                            -------------------------------------------------------------
Net increase (decrease) in net assets.......     270,083,314    223,460,742       4,597,201  (27,071,927)
Net assets (there is no undistributed net
 investment income at beginning or end of year):
  Beginning of year.........................   1,773,545,989  1,550,085,247     258,629,177  285,701,104
                                            ------------------------------------------------------------
  End of year...............................  $2,043,629,303 $1,773,545,989    $263,226,378 $258,629,177
                                            ============================================================



+Distributions were decreased by a net realized loss from investments of $931. ++Distributions were increased by a net realized gain from investments of $3,978.

                                            See notes to financial statements.

THE MONEY MARKET PORTFOLIOS
Notes to Financial Statements


1. ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

The Money Market Portfolios (Money Market) is registered under the Investment Company Act of 1940 as an open-end, diversified investment company, consisting of two separate portfolios (the Portfolios). The shares of the Money Market are issued in private placements and are exempt from registration under the Securities Act of 1933. The Portfolios' investment objective is to seek current income. The following summarizes the Portfolios' significant accounting policies.

a. Security Valuation:

Securities are valued at amortized cost which approximates value.

b. Repurchase Agreements:

The Portfolios may enter into repurchase agreements, which are accounted for as a loan by the Portfolios to the seller, collateralized by securities which are delivered to the Portfolios' custodian. The market value, including accrued interest, of the initial collateralization is required to be at least 102% of the dollar amount invested by the Portfolios, with the value of the underlying securities marked to market daily to maintain coverage of at least 100%. At June 30, 1998, all outstanding repurchase agreements held by the Portfolios had been entered into on that date.

c. Income Taxes:

No provision has been made for income taxes because each Portfolio's policy is to qualify as a regulated investment company under the Internal Revenue Code and to distribute all of its taxable income.

d. Security Transactions, Investment Income, Expenses and Distributions:

Security transactions are accounted for on trade date. Realized gains and losses on security transactions are determined on a specific identification basis. Interest income and estimated expenses are accrued daily. Dividends from net investment income and capital gains or losses are normally declared daily. Such distributions are reinvested in additional shares of the Portfolios.

Common expenses incurred by the Money Market are allocated among the Portfolios based on the ratio of net assets of each Portfolio to the combined net assets. Other expenses are charged to each Portfolio on a specific identification basis.

e. Accounting Estimates:

The preparation of financial statements in accordance with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the amounts of income and expense during the reporting period. Actual results could differ from those estimates.

2. SHARES OF BENEFICIAL INTEREST

At June 30, 1998, there were an unlimited number of shares authorized ($0.01 par value). Transactions in the Portfolios' shares were as follows:

                                                          The U.S.
                                                         Government
                                                         Securities
                                     The Money          Money Market
                                  Market Portfolio        Portfolio
                                -------------------------------------
1998
 Shares sold ....................$5,690,107,931          $963,956,819
 Shares issued in reinvestment
  of distributions ..............   108,652,953            14,190,262
 Shares redeemed ................ (5,528,677,570)        (973,549,880)
                                -------------------------------------
Net increase .................... $ 270,083,314           $ 4,597,201
                                =====================================
1997
 Shares sold ....................$4,134,527,818          $937,979,469
 Shares issued in reinvestment
  of distributions ..............    90,722,912            14,037,460
 Shares redeemed ................ (4,001,789,988)        (979,088,856)
                                -------------------------------------
Net increase (decrease) ......... $ 223,460,742          $(27,071,927)
                                =====================================

3. TRANSACTIONS WITH AFFILIATES

Certain officers and trustees of the Portfolios are also officers and/or directors of Franklin Advisers, Inc. (Advisers) and Franklin/Templeton Investor Services, Inc. (Investor Services), the Portfolios' investment manager and transfer agent, respectively, and of the Franklin Money Fund, Institutional Fiduciary Trust, Franklin Templeton Money Fund Trust, and Franklin Federal Money Fund.

The Portfolios pay an investment management fee to Advisers of .15% per year of the average daily net assets of each Portfolio. Advisers agreed in advance to waive management fees for the Portfolios, as noted in the Statement of Operations.

At June 30, 1998, the shares of The Money Market Portfolio were owned by the following funds:

                                                                Percentage of
                                                                 Outstanding
                                          Shares                   Shares
                                       --------------------------------------
Franklin Money Fund .............       1,714,438,805              83.89%
Institutional Fiduciary Trust -
 Money Market Portfolio .........         175,899,949               8.61%
Institutional Fiduciary Trust -
 Franklin Cash Reserves Fund ....         117,900,101               5.77%
Franklin Templeton Money Fund Trust -
 Franklin Templeton Money Fund II          35,390,448               1.73%

At June 30, 1998, the shares of The U.S. Government Securities Money Market Portfolio were owned by the following funds:

                                                               Percentage of
                                                                Outstanding
                                          Shares                   Shares
                                       --------------------------------------
Institutional Fiduciary Trust -
 Franklin U.S. Government
  Securities Money Market Portfolio       131,160,450              49.83%
 Franklin Federal Money Fund ....         132,065,928              50.17%

4. INCOME TAXES

At June 30, 1998, The Money Market Portfolio had tax basis capital losses of $4,721 which may be carried over to offset future capital gains. Such losses expire as follows:

                                                 The Money
                                              Market Portfolio
                                             -----------------
        Capital loss carryovers expiring in:
         2002...............................          $3,560
         2006...............................           1,161
                                                  ----------
         ...................................          $4,721
                                                  ==========


THE MONEY MARKET PORTFOLIOS
Independent Auditor's Report

To the Shareholders and Board of Trustees
Of The Money Market Portfolios

We have audited the accompanying statements of assets and liabilities of each of the two Portfolios comprising The Money Market Portfolios (the Portfolios), including each Portfolio's statement of investments as of June 30, 1998, and the related statements of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods presented. These financial statements and financial highlights are the responsibility of the Portfolios' management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 1998, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of each of the two Portfolios comprising The Money Market Portfolios as of June 30, 1998, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended, and their financial highlights for each of the periods presented, in conformity with generally accepted accounting principles.

PricewaterhouseCoopers LLP

San Francisco, California

July 30, 1998

Franklin Cash Reserves Fund

APPENDIX
DESCRIPTION OF GRAPHIC MATERIAL OMITTED FROM EDGAR FILING
(PURSUANT TO ITEM 304 (a) of REGULATION S-T)

GRAPHIC MATERIAL  (1)
The following line graph shows the 90 day Treasury bill yields from 6/30/97-6/30/98.

6/97        5.12%
7/97        5.12%
8/97        5.12%
9/97        4.93%
10/97       4.97%
11/97       5.15%
12/97       5.29%
1/98        5.09%
2/98        5.11%
3/98        5.03%
4/98        5.00%
5/98        5.03%
6/98        4.99%

GRAPHIC MATERIAL  (2)

This chart shows in pie chart format the fund's securities breakdown sector as a percentage of the fund's total net assets.

Portfolio Breakdown on 6/30/98

Certificates of Deposit                         27.0%
Commercial Paper                                57.7%
Repurchase Agreements                           15.3%

GRAPHIC MATERIAL  (3)

The bar chart shows the comparison between the Franklin Cash Reserves Fund's total return of 5.23% and 16.52% for the one- and three-year periods ended 6/30/98 and the Lipper Institutional Money Market Funds Index's total return of 5.40% and 16.87% for one- and three-year periods ended 6/30/98.